Consolidated Schedule of Investments (unaudited)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.1%
3R Petroleum Oleo E Gas SA(a)	1,587,343	$11,314,677
AES Brasil Energia SA	2,768,211	5,574,456
Aliansce Sonae Shopping Centers SA	1,670,759	5,766,289
Alupar Investimento SA	1,841,179	9,835,043
Ambev SA	40,752,458	125,021,271
Americanas SA	5,628,834	11,454,322
Anima Holding SA(a)	3,109,114	2,648,171
Arezzo Industria e Comercio SA	599,716	10,351,308
Atacadao SA	4,123,753	12,690,671
Auren Energia SA	3,002,069	8,000,735
B3 SA - Brasil, Bolsa, Balcao	52,915,419	129,806,871
Banco Bradesco SA	13,506,906	35,814,703
Banco BTG Pactual SA	10,446,116	50,666,989
Banco do Brasil SA	7,303,932	49,656,069
Banco Santander Brasil SA	3,067,600	16,350,760
BB Seguridade Participacoes SA	5,871,374	35,436,314
Boa Vista Servicos SA	1,852,486	1,749,194
BR Malls Participacoes SA	6,681,718	11,266,350
BR Properties SA	2,615,828	3,069,824
BRF SA(a)	5,273,255	9,572,309
Camil Alimentos SA	1,635,078	2,867,259
CCR SA	10,722,964	24,403,481
Centrais Eletricas Brasileiras SA	10,342,794	94,671,339
Cia. Brasileira de Aluminio	1,503,201	3,505,012
Cia. Brasileira de Distribuicao	1,542,012	6,171,792
Cia. de Saneamento Basico do Estado de Sao Paulo	2,924,220	33,973,662
Cia. de Saneamento de Minas Gerais-COPASA	2,010,324	6,120,828
Cia. de Saneamento do Parana	1,750,268	6,472,418
Cia. Siderurgica Nacional SA	5,866,335	16,414,230
Cielo SA	11,768,800	10,863,124
Cogna Educacao(a)	17,069,352	7,368,042
Cosan SA	9,983,939	34,688,433
CPFL Energia SA	1,426,554	9,594,021
CVC Brasil Operadora e Agencia de Viagens SA(a)	2,545,530	2,467,364
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,572,036	7,117,353
Dexco SA	3,617,231	5,820,359
EcoRodovias Infraestrutura e Logistica SA(a)	2,756,187	2,315,700
EDP - Energias do Brasil SA	2,286,856	9,351,284
Embraer SA(a)	6,351,383	16,584,204
Enauta Participacoes SA	1,251,905	3,232,684
Energisa SA	1,425,506	11,897,187
Eneva SA(a)	9,014,683	21,436,440
Engie Brasil Energia SA	1,425,748	10,852,428
Equatorial Energia SA	8,806,984	46,755,838
Ez Tec Empreendimentos e Participacoes SA	1,188,472	3,446,771
Fleury SA	2,209,319	7,548,388
Fleury SA, NVS	479,665	1,710,927
GPS Participacoes e Empreendimentos SA(b)	2,158,370	5,182,401
Grendene SA	3,752,001	4,793,619
Grupo De Moda Soma SA	4,430,832	9,844,681
Grupo Mateus SA(a)	5,241,659	6,131,186
Grupo SBF SA	1,165,789	3,277,648
Guararapes Confeccoes SA	980,061	1,390,010
Hapvida Participacoes e Investimentos SA(b)	39,716,909	39,798,419
Hypera SA	3,209,594	27,485,978
Iguatemi SA	1,854,074	6,759,822
Instituto Hermes Pardini SA	662,877	2,968,630
Security	Shares	Value

Brazil (continued)
Intelbras SA Industria de Telecomunicacao
Eletronica Brasileira	737,603	$4,572,574
Iochpe Maxion SA	1,422,641	3,618,731
IRB Brasil Resseguros S/A(a)	19,405,788	2,804,656
JBS SA	6,605,539	28,067,510
JHSF Participacoes SA	3,765,440	4,019,875
Klabin SA	6,521,460	24,757,005
Light SA	2,867,225	3,160,420
Localiza Rent a Car SA	6,475,857	74,999,568
Localiza Rent a Car SA, NVS(a)	19,398	213,554
Locaweb Servicos de Internet SA(a)(b)	4,425,613	7,163,739
LOG Commercial Properties e Participacoes SA	713,719	2,398,616
Lojas Renner SA	8,690,552	38,769,071
M. Dias Branco SA	1,010,133	7,642,156
Magazine Luiza SA(a)	26,424,495	17,363,933
Marfrig Global Foods SA	2,933,730	4,946,696
Minerva SA	2,781,237	6,699,387
Movida Participacoes SA	1,789,934	3,056,031
MRV Engenharia e Participacoes SA	3,281,453	5,431,833
Multiplan Empreendimentos Imobiliarios SA	2,411,388	10,655,116
Natura & Co. Holding SA	7,711,091	17,400,421
Odontoprev SA	3,069,935	4,998,882
Omega Energia SA(a)	3,220,835	6,219,038
Pet Center Comercio e Participacoes SA	3,392,870	4,818,610
Petro Rio SA(a)	6,225,396	43,247,329
Petroleo Brasileiro SA	32,759,875	191,849,191
Petroreconcavo SA	1,161,556	6,878,437
Qualicorp Consultoria e Corretora de Seguros SA	1,782,971	2,113,034
Raia Drogasil SA	9,595,721	42,622,172
Rede D’Or Sao Luiz SA(b)	3,403,626	20,371,843
Rumo SA	11,495,170	43,106,749
Santos Brasil Participacoes SA	5,217,455	7,651,215
Sao Martinho SA	1,613,314	8,910,091
Sendas Distribuidora SA	7,095,374	27,414,271
SIMPAR SA	3,877,615	5,701,331
SLC Agricola SA	1,129,420	9,767,769
Smartfit Escola de Ginastica e Danca SA(a)	1,874,843	5,484,332
Sul America SA	2,447,669	10,622,044
Suzano SA	6,544,422	67,028,824
Telefonica Brasil SA	4,167,207	30,555,315
Tim SA	7,057,501	17,679,962
TOTVS SA	4,778,867	28,418,942
Transmissora Alianca de Energia Eletrica SA	1,763,807	11,739,793
Ultrapar Participacoes SA	6,268,906	17,154,068
Vale SA	32,960,094	544,386,032
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,940,562	7,513,822
Via S/A(a)	11,112,857	4,668,413
Vibra Energia SA	10,173,401	32,406,047
Vivara Participacoes SA	1,266,663	5,384,602
WEG SA	14,702,106	110,492,091
YDUQS Participacoes SA	2,584,807	5,728,132
		2,654,002,561
Cayman Islands — 0.0%
Gushengtang Holdings Ltd.(a)	688,000	3,721,442
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	27,380,000	11,432,284
Keymed Biosciences Inc.(a)(b)	1,188,500	7,691,596
Polaris Group/Tw(a)	2,305,000	8,118,680
		30,964,002

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.4%
Aguas Andinas SA, Class A	29,207,406	$6,756,570
Banco de Chile	386,081,927	36,527,122
Banco de Credito e Inversiones SA	507,182	13,734,637
Banco Santander Chile	555,915,230	21,612,336
CAP SA	712,675	5,231,598
Cencosud SA	12,050,709	17,917,056
Cencosud Shopping SA	4,430,231	5,666,517
Cia. Cervecerias Unidas SA	1,106,184	6,717,700
Cia. Sud Americana de Vapores SA	128,182,603	10,455,452
Colbun SA	71,944,544	6,382,503
Empresa Nacional de Telecomunicaciones SA	1,629,687	4,803,962
Empresas CMPC SA	9,657,042	15,995,662
Empresas COPEC SA	3,363,799	23,510,707
Enel Americas SA	187,574,343	24,855,444
Enel Chile SA	210,153,374	9,558,210
Engie Energia Chile SA(a)	6,400,103	3,259,704
Falabella SA	6,239,650	11,140,981
Inversiones Aguas Metropolitanas SA	5,051,257	2,637,658
Itau CorpBanca Chile SA	2,415,201,158	4,814,129
Parque Arauco SA	5,887,989	6,235,119
SMU SA	23,116,808	2,865,639
Vina Concha y Toro SA	5,013,123	5,939,186
		246,617,892
China — 27.3%
360 DigiTech Inc.	846,601	13,283,170
360 Security Technology Inc., Class A	4,824,088	4,745,942
361 Degrees International Ltd.(a)	9,639,000	4,216,938
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,452,037	3,698,869
3SBio Inc.(b)	10,963,000	11,629,687
AAC Technologies Holdings Inc.(a)(c)	5,787,500	13,533,208
Advanced Micro-Fabrication Equipment Inc.,Class A(a)	396,217	5,618,376
AECC Aviation Power Co. Ltd., Class A	1,406,277	9,139,240
Agile Group Holdings Ltd.(a)(c)	10,106,500	3,328,478
Agora Inc., ADR(a)(c)	577,696	1,813,965
Agricultural Bank of China Ltd., Class A	41,223,635	16,867,493
Agricultural Bank of China Ltd., Class H	253,737,000	84,818,120
Aier Eye Hospital Group Co. Ltd., Class A	3,703,775	14,393,446
Air China Ltd., Class A(a)	3,597,500	5,374,087
Air China Ltd., Class H(a)(c)	16,776,000	13,502,739
AK Medical Holdings Ltd.(b)(c)	5,456,000	5,444,535
Akeso Inc.(a)(b)(c)	3,980,000	17,420,544
Alibaba Group Holding Ltd.(a)	128,028,304	1,393,351,671
Alibaba Health Information Technology Ltd.(a)	40,468,000	34,161,112
Alibaba Pictures Group Ltd.(a)(c)	116,480,000	6,461,080
A-Living Smart City Services Co. Ltd., Class A(b)(c)	5,565,750	6,537,163
Alphamab Oncology(a)(b)(c)	4,146,000	4,799,349
Aluminum Corp. of China Ltd., Class A	6,047,400	3,871,687
Aluminum Corp. of China Ltd., Class H	35,284,000	15,089,795
Amlogic Shanghai Co. Ltd.(a)	217,786	2,348,510
Anhui Conch Cement Co. Ltd., Class A	1,936,029	7,889,026
Anhui Conch Cement Co. Ltd., Class H	10,437,500	38,016,907
Anhui Gujing Distillery Co. Ltd., Class A	236,655	8,065,981
Anhui Gujing Distillery Co. Ltd., Class B	939,180	13,748,130
Anhui Kouzi Distillery Co. Ltd., Class A	413,148	2,772,757
Anhui Yingjia Distillery Co. Ltd., Class A	453,600	3,096,315
Anjoy Foods Group Co. Ltd., Class A	203,700	4,584,610
ANTA Sports Products Ltd.	10,484,600	124,611,951
Ascentage Pharma Group International(a)(b)(c)	1,802,500	5,156,084
Security	Shares	Value

China (continued)
Asia - Potash International Investment Guangzhou Co. Ltd.(a)	495,500	$1,981,592
Asia Cement China Holdings Corp.(c)	5,627,500	2,290,997
Asymchem Laboratories Tianjin Co. Ltd., Class A	215,040	4,173,688
Autohome Inc., ADR	672,163	20,097,674
Avary Holding Shenzhen Co. Ltd., Class A	865,600	3,594,091
AVIC Electromechanical Systems Co. Ltd., Class A	2,350,200	3,720,069
AVIC Industry-Finance Holdings Co. Ltd., Class A	7,873,991	3,825,406
AviChina Industry & Technology Co. Ltd., Class H	22,611,000	10,672,510
Baidu Inc.(a)	19,043,562	257,004,537
Bank of Beijing Co. Ltd., Class A	13,524,006	8,251,785
Bank of Chengdu Co. Ltd., Class A	2,736,708	5,996,126
Bank of China Ltd., Class A	15,136,400	6,777,095
Bank of China Ltd., Class H	689,234,000	244,263,675
Bank of Communications Co. Ltd., Class A	20,614,080	13,830,688
Bank of Communications Co. Ltd., Class H	72,926,000	41,319,972
Bank of Hangzhou Co. Ltd., Class A	3,821,497	7,206,590
Bank of Jiangsu Co. Ltd., Class A	7,667,208	8,105,308
Bank of Nanjing Co. Ltd., Class A	5,491,189	8,091,911
Bank of Ningbo Co. Ltd., Class A	3,431,193	15,759,469
Bank of Shanghai Co. Ltd., Class A	10,181,765	8,645,404
Baoshan Iron & Steel Co. Ltd., Class A	10,612,390	8,528,803
Baozun Inc., ADR(a)(c)	538,828	2,338,514
BBMG Corp., Class A	15,249,236	5,795,398
BeiGene Ltd., ADR(a)	418,528	80,194,150
Beijing Capital International Airport Co. Ltd., Class H(a)	16,994,000	11,024,975
Beijing Dabeinong Technology Group Co. Ltd., Class A(a)	1,716,200	2,269,935
Beijing Easpring Material Technology Co. Ltd., Class A	242,100	2,105,441
Beijing Enlight Media Co. Ltd., Class A	2,475,794	2,927,368
Beijing Enterprises Holdings Ltd.	3,837,500	12,204,885
Beijing Enterprises Water Group Ltd.(c)	37,642,000	10,052,473
Beijing Kingsoft Office Software Inc., Class A	250,651	9,135,143
Beijing New Building Materials PLC, Class A	1,133,919	4,268,025
Beijing Roborock Technology Co. Ltd., Class A	61,290	2,264,047
Beijing Shiji Information Technology Co. Ltd., Class A	1,188,242	2,510,318
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,194,956	3,784,041
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,924,000	3,799,186
Beijing Tongrentang Co. Ltd., Class A	524,400	3,657,765
Beijing United Information Technology Co. Ltd., Class A	225,500	3,300,359
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	337,599	7,839,896
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	20,938,000	14,730,589
Bethel Automotive Safety Systems Co. Ltd.	158,000	1,902,112
Betta Pharmaceuticals Co. Ltd., Class A	306,694	2,219,732
BGI Genomics Co. Ltd., Class A	352,800	3,036,754
Bilibili Inc.(a)	1,550,417	26,776,871
Bloomage Biotechnology Corp. Ltd.	190,986	2,963,975
BOC Aviation Ltd.(b)	1,800,000	14,253,154
BOE Technology Group Co. Ltd., Class A	16,206,800	8,296,478
BOE Varitronix Ltd.	3,180,000	5,869,875
Bosideng International Holdings Ltd.	29,186,000	14,542,336
Brii Biosciences Ltd.(a)	2,070,000	2,284,408
Burning Rock Biotech Ltd., ADR(a)	110,377	277,046
BYD Co. Ltd., Class A	948,286	35,971,389

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BYD Co. Ltd., Class H	7,142,000	$181,833,768
BYD Electronic International Co. Ltd.	5,893,000	19,645,364
By-health Co. Ltd., Class A	1,295,200	3,680,643
C&D International Investment Group Ltd.(c)	5,556,000	13,176,845
Caitong Securities Co. Ltd., Class A	5,721,960	6,189,318
Canaan Inc., ADR(a)(c)	1,227,212	3,190,751
Canvest Environmental Protection Group Co. Ltd.	11,726,000	6,613,671
CGN New Energy Holdings Co. Ltd.(c)	13,688,000	4,830,607
CGN Power Co. Ltd., Class H(b)	89,822,000	21,857,693
Changchun High & New Technology Industry Group Inc., Class A	270,542	6,526,473
Changjiang Securities Co. Ltd., Class A	7,295,828	5,850,200
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	235,869	4,443,225
Chaozhou Three-Circle Group Co. Ltd., Class A	1,517,253	6,544,142
Chengxin Lithium Group Co. Ltd., Class A	727,500	4,441,432
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	799,100	2,235,205
China Aircraft Leasing Group Holdings Ltd.(c)	5,192,000	2,843,596
China Animal Healthcare Ltd.(d)	1,237,000	2
China Aoyuan Group Ltd.(a)(c)(d)	10,538,000	1,043,702
China Baoan Group Co. Ltd., Class A	1,119,300	2,080,882
China BlueChemical Ltd., Class H	15,962,000	3,711,265
China Cinda Asset Management Co. Ltd., Class H	66,955,000	8,808,389
China CITIC Bank Corp. Ltd., Class H	74,844,000	33,280,324
China Coal Energy Co. Ltd., Class H	18,430,000	17,135,966
China Communications Services Corp. Ltd., Class H	21,166,000	7,296,596
China Conch Environment Protection Holdings Ltd.(a)	15,628,000	6,787,045
China Conch Venture Holdings Ltd.	14,285,000	32,690,471
China Construction Bank Corp., Class A	3,130,868	2,488,628
China Construction Bank Corp., Class H	830,777,000	502,786,140
China CSSC Holdings Ltd., Class A	2,673,301	9,569,246
China Datang Corp. Renewable Power Co. Ltd., Class H	22,049,000	6,386,689
China East Education Holdings Ltd.(b)(c)	5,335,500	3,125,345
China Eastern Airlines Corp. Ltd., Class A(a)	7,745,275	5,910,660
China Education Group Holdings Ltd.	8,297,000	8,875,971
China Energy Engineering Corp. Ltd.	25,852,344	9,033,005
China Everbright Bank Co. Ltd., Class A	21,385,682	9,092,465
China Everbright Bank Co. Ltd., Class H	21,476,000	6,402,627
China Everbright Environment Group Ltd.	33,247,148	15,383,342
China Everbright Greentech Ltd.(b)(c)	15,090,000	3,126,362
China Everbright Ltd.	8,320,000	5,824,778
China Everbright Water Ltd.(c)	11,442,300	2,023,153
China Evergrande Group(a)(c)(d)	34,001,000	4,674,112
China Feihe Ltd.(b)	29,936,000	24,481,822
China Fiber Optic Network System Group Ltd.(d)	10,394,800	13
China Foods Ltd.	11,106,000	3,612,583
China Galaxy Securities Co. Ltd., Class H	36,717,500	18,288,488
China Gas Holdings Ltd.(c)	25,493,400	32,627,006
China Greatwall Technology Group Co. Ltd., Class A	2,289,100	3,915,275
China High Speed Transmission Equipment Group Co. Ltd.(a)(c)	5,259,000	2,454,444
China Hongqiao Group Ltd.	20,788,500	19,646,472
China Huiyuan Juice Group Ltd.(d)	10,877,000	14
China International Capital Corp. Ltd., Class A	997,000	5,472,326
China International Capital Corp. Ltd., Class H(b)	12,694,000	23,944,210
China Jinmao Holdings Group Ltd.	48,452,000	11,476,504
China Jushi Co. Ltd., Class A	2,808,462	5,757,246
Security	Shares	Value

China (continued)
China Lesso Group Holdings Ltd.	10,102,000	$12,384,600
China Life Insurance Co. Ltd., Class A	1,574,221	8,118,156
China Life Insurance Co. Ltd., Class H	62,373,000	95,614,884
China Lilang Ltd.(c)	5,748,000	2,715,434
China Literature Ltd.(a)(b)	3,458,600	12,627,500
China Longyuan Power Group Corp. Ltd., Class H	28,962,000	35,719,029
China Maple Leaf Educational Systems Ltd.(a)(d)	19,720,000	642,425
China Medical System Holdings Ltd.	12,153,000	17,799,769
China Meheco Co. Ltd., Class A	746,500	1,781,909
China Meidong Auto Holdings Ltd.	5,212,000	9,920,256
China Mengniu Dairy Co. Ltd.	27,257,000	122,593,154
China Merchants Bank Co. Ltd., Class A.	10,407,877	51,998,979
China Merchants Bank Co. Ltd., Class H	33,695,964	171,143,475
China Merchants Energy Shipping Co. Ltd., Class A	4,131,100	3,851,773
China Merchants Land Ltd.	4,808,000	326,239
China Merchants Port Holdings Co. Ltd.	12,180,270	17,778,691
China Merchants Securities Co. Ltd., Class A	3,632,981	6,991,828
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,443,866	9,705,333
China Metal Recycling Holdings Ltd.(d)	62,400	—
China Minmetals Rare Earth Co. Ltd., Class A(a)	465,300	2,163,910
China Minsheng Banking Corp. Ltd., Class A	18,926,617	9,473,365
China Minsheng Banking Corp. Ltd., Class H	45,399,220	15,695,374
China Modern Dairy Holdings Ltd.(c)	30,964,000	3,874,866
China National Building Material Co. Ltd., Class H	33,284,850	29,678,178
China National Chemical Engineering Co. Ltd., Class A	4,448,022	5,336,368
China National Nuclear Power Co. Ltd., Class A	9,354,209	8,328,315
China National Software & Service Co. Ltd., Class A	196,400	1,803,331
China New Higher Education Group Ltd.(b)	10,035,000	3,253,639
China Nonferrous Mining Corp Ltd.(c)	14,005,000	6,700,265
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,083,300	7,789,760
China Oilfield Services Ltd., Class H	15,506,000	19,602,260
China Oriental Group Co. Ltd.	14,398,000	2,585,928
China Overseas Grand Oceans Group Ltd.	16,314,500	7,561,012
China Overseas Land & Investment Ltd.	33,129,500	90,527,203
China Overseas Property Holdings Ltd.	12,220,000	13,622,972
China Pacific Insurance Group Co. Ltd., Class A	3,362,442	11,692,078
China Pacific Insurance Group Co. Ltd., Class H	22,815,200	51,961,964
China Petroleum & Chemical Corp., Class A	16,203,850	10,438,049
China Petroleum & Chemical Corp., Class H	218,712,200	103,252,700
China Power International Development Ltd.	47,840,000	18,611,472
China Railway Group Ltd., Class A	11,332,666	9,498,202
China Railway Group Ltd., Class H	34,162,000	19,282,698
China Renaissance Holdings Ltd.(b)(c)	1,856,800	1,818,455
China Renewable Energy Investment Ltd.(d)	8,046	—
China Resources Beer Holdings Co. Ltd.	13,782,000	95,499,071
China Resources Cement Holdings Ltd.(c)	20,456,000	11,103,785
China Resources Gas Group Ltd.	7,963,100	28,274,061
China Resources Land Ltd.	27,953,777	129,842,908
China Resources Medical Holdings Co. Ltd.	9,574,000	6,069,583
China Resources Microelectronics Ltd.	644,911	4,907,673
China Resources Mixc Lifestyle Services Ltd.(b)	5,891,800	28,131,203
China Resources Pharmaceutical Group Ltd.(b)	15,328,000	12,559,189
China Resources Power Holdings Co. Ltd.	16,718,000	31,164,373
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	751,627	6,316,848
China Ruyi Holdings Ltd.(a)(c)	39,543,200	8,827,551

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Shenhua Energy Co. Ltd., Class A	3,598,829	$15,721,207
China Shenhua Energy Co. Ltd., Class H	29,276,000	90,739,555
China Shineway Pharmaceutical Group Ltd.	4,500,000	4,084,312
China South City Holdings Ltd.(a)	47,670,000	3,505,211
China Southern Airlines Co. Ltd., Class A(a)	6,883,384	7,310,300
China Southern Airlines Co. Ltd., Class H(a)(c)	13,590,000	8,115,850
China State Construction Engineering Corp. Ltd., Class A	20,498,819	17,204,832
China State Construction International Holdings Ltd.	18,372,000	22,184,775
China Suntien Green Energy Corp. Ltd., Class H(c)	110,000	45,872
China Taiping Insurance Holdings Co. Ltd.	12,219,908	12,507,069
China Three Gorges Renewables Group Co. Ltd., Class A	14,624,270	12,096,008
China Tobacco International HK Co. Ltd.(c)	3,704,000	4,823,827
China Tourism Group Duty Free Corp. Ltd.(a)(b)	681,500	17,118,315
China Tourism Group Duty Free Corp. Ltd., Class A	1,016,979	28,930,533
China Tower Corp. Ltd., Class H(b)	362,562,000	39,211,997
China Traditional Chinese Medicine Holdings Co. Ltd.	24,424,000	12,245,764
China Travel International Investment Hong Kong Ltd.(a)(c)	32,958,000	6,245,739
China United Network Communications Ltd., Class A	12,772,725	8,022,077
China Vanke Co. Ltd., Class A	5,113,068	13,671,098
China Vanke Co. Ltd., Class H	14,304,287	29,689,568
China Water Affairs Group Ltd.	8,682,000	7,075,434
China XLX Fertiliser Ltd.	4,401,000	2,338,890
China Yangtze Power Co. Ltd., Class A	11,609,925	35,027,721
China Youzan Ltd.(a)	8,158,275	187,122
China Yuchai International Ltd.	135,587	1,016,903
China Yuhua Education Corp. Ltd.(a)(b)(c)	15,646,000	2,277,883
China Zhenhua Group Science & Technology Co. Ltd., Class A	354,700	5,789,146
China Zheshang Bank Co. Ltd., Class A(a)	12,620,900	5,298,666
China Zhongwang Holdings Ltd.(a)(c)(d)	15,649,600	1,554,952
Chinasoft International Ltd.	23,668,000	20,449,801
Chindata Group Holdings Ltd., ADR(a)(c)	1,120,280	8,021,205
Chongqing Brewery Co. Ltd., Class A	305,000	4,812,818
Chongqing Changan Automobile Co. Ltd., Class A	4,412,564	8,540,031
Chongqing Zhifei Biological Products Co. Ltd., Class A	820,376	10,634,853
CIFI Ever Sunshine Services Group Ltd.(c)	6,764,000	3,972,815
CIFI Holdings Group Co. Ltd.(c)	31,402,600	4,856,997
CIMC Enric Holdings Ltd.(c)	7,410,000	8,003,645
CITIC Ltd.	50,406,000	51,674,631
CITIC Securities Co. Ltd., Class A	6,056,704	17,162,349
CITIC Securities Co. Ltd., Class H	17,957,400	36,161,481
CMGE Technology Group Ltd.(a)	16,306,000	3,257,580
CMOC Group Ltd., Class A	9,580,633	6,382,021
CMOC Group Ltd., Class H(c)	31,239,000	14,634,855
CNGR Advanced Material Co. Ltd.	245,700	2,666,856
COFCO Joycome Foods Ltd.	21,791,000	6,404,483
Colour Life Services Group Co. Ltd.(a)(c)(d)	4,592,000	238,961
Concord New Energy Group Ltd.	77,240,000	6,862,419
Contemporary Amperex Technology Co. Ltd., Class A	1,253,151	69,591,856
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	1,710,400	3,733,221
COSCO SHIPPING Holdings Co. Ltd., Class A	6,401,246	11,590,617
COSCO SHIPPING Holdings Co. Ltd., Class H	28,139,100	30,775,608
Security	Shares	Value

China (continued)
COSCO SHIPPING International Hong Kong Co. Ltd.	12,268,000	$4,331,748
COSCO SHIPPING Ports Ltd.(c)	16,600,000	12,603,914
Country Garden Holdings Co. Ltd.(c)	68,414,733	26,757,120
Country Garden Services Holdings Co. Ltd.	17,368,000	43,428,194
CRRC Corp. Ltd., Class A	11,236,500	8,583,420
CRRC Corp. Ltd., Class H	37,550,000	15,477,324
CSC Financial Co. Ltd., Class A	2,338,292	8,211,003
CSPC Pharmaceutical Group Ltd.	77,671,760	100,065,812
CStone Pharmaceuticals(a)(b)(c)	6,004,500	2,695,739
Dada Nexus Ltd., ADR(a)(c)	538,832	3,356,923
Dajin Heavy Industry Co. Ltd.	334,900	2,076,000
Dali Foods Group Co. Ltd.(b)	18,609,500	8,803,215
Daqin Railway Co. Ltd., Class A	9,126,900	8,893,467
Daqo New Energy Corp., ADR(a)	512,099	29,143,554
DaShenLin Pharmaceutical Group Co. Ltd., Class A	837,928	5,055,734
DHC Software Co. Ltd., Class A	4,388,698	3,733,741
Differ Group Auto Ltd.(c)	30,684,000	6,596,713
Digital China Holdings Ltd.	9,478,000	4,345,469
Do-Fluoride New Materials Co. Ltd., Class A	372,900	2,016,262
Dongfang Electric Corp. Ltd., Class A	1,190,508	4,081,867
Dongfeng Motor Group Co. Ltd., Class H	24,006,000	13,523,962
Dongxing Securities Co. Ltd., Class A	3,666,467	4,321,568
Dongyue Group Ltd.	12,808,000	14,340,124
DouYu International Holdings Ltd., ADR(a)(c)	1,302,459	1,706,221
East Money Information Co. Ltd., Class A	6,994,455	18,652,476
Ecovacs Robotics Co. Ltd., Class A	313,600	3,223,751
ENN Energy Holdings Ltd.	6,867,300	97,316,875
ENN Natural Gas Co. Ltd., Class A	786,200	2,075,275
Eve Energy Co. Ltd., Class A	1,038,177	12,471,923
Everbright Securities Co. Ltd., Class A	2,646,286	6,098,906
Everest Medicines Ltd.(a)(b)(c)	1,410,000	2,106,184
Excellence Commercial Property & Facilities Management Group Ltd.(c)	4,318,000	2,019,187
Fangda Carbon New Material Co. Ltd., Class A(a)	2,873,984	2,644,163
Far East Horizon Ltd.	12,649,000	9,625,568
FinVolution Group, ADR(c)	1,175,447	5,489,337
Fire Rock Holdings Ltd.(a)(c)(d)	19,668,000	982,878
First Capital Securities Co. Ltd., Class A	4,562,500	3,905,020
Flat Glass Group Co. Ltd., Class A	957,700	4,819,886
Flat Glass Group Co. Ltd., Class H	3,660,000	9,600,008
Focus Media Information Technology Co. Ltd., Class A	8,901,499	7,654,718
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,972,186	19,742,434
Fosun International Ltd.	22,035,500	16,845,431
Founder Securities Co. Ltd., Class A	8,093,587	7,824,889
Foxconn Industrial Internet Co. Ltd., Class A	4,844,825	6,324,387
Fu Shou Yuan International Group Ltd.	10,886,000	7,979,061
Fufeng Group Ltd.(c)	16,529,400	10,530,614
Fuyao Glass Industry Group Co. Ltd., Class A	1,082,700	5,739,894
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,261,600	23,330,427
Ganfeng Lithium Co. Ltd., Class H(b)(c)	3,169,200	28,044,204
Ganfeng Lithium Group Co. Ltd., Class A	845,357	9,893,538
Gaotu Techedu Inc., ADR(a)	39,369	50,786
GCL-Poly Energy Holdings Ltd.(a)	198,418,000	61,982,207
GD Power Development Co. Ltd., Class A(a)	11,877,300	7,670,353
GDS Holdings Ltd., Class A(a)	6,961,676	13,350,586
Geely Automobile Holdings Ltd.	51,769,000	77,364,259
Gemdale Corp., Class A	3,087,196	5,130,093

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Gemdale Properties & Investment Corp. Ltd.	67,436,000	$5,299,782
Genertec Universal Medical Group Co. Ltd.(b)	11,830,500	6,512,303
Genscript Biotech Corp.(a)	10,264,000	26,584,754
GF Securities Co. Ltd., Class A	2,547,130	5,854,200
GF Securities Co. Ltd., Class H	10,511,800	15,336,055
GigaDevice Semiconductor Inc., Class A	450,535	6,510,352
Ginlong Technologies Co. Ltd., Class A(a)	259,650	7,398,050
GoerTek Inc., Class A	1,954,562	5,085,568
GOME Retail Holdings Ltd.(a)(c)	112,315,000	2,881,859
Gotion High-tech Co. Ltd., Class A	1,020,400	4,698,102
Grand Pharmaceutical Group Ltd., Class A(c)	14,033,500	7,440,047
Great Wall Motor Co. Ltd., Class A	1,326,400	6,105,024
Great Wall Motor Co. Ltd., Class H	25,627,500	38,057,232
Gree Electric Appliances Inc. of Zhuhai, Class A	1,689,300	7,781,713
Greentown China Holdings Ltd.	7,607,500	13,075,484
Greentown Management Holdings Co. Ltd.(b)(c)	7,708,000	6,886,352
Greentown Service Group Co. Ltd.	12,824,000	8,856,757
Guangdong Haid Group Co. Ltd., Class A	951,920	7,658,020
Guangdong Investment Ltd.(c)	25,356,000	23,379,963
Guangdong Kinlong Hardware Products Co. Ltd., Class A	228,100	3,396,680
Guanghui Energy Co. Ltd., Class A	4,637,780	7,066,489
Guangzhou Automobile Group Co. Ltd., Class A	2,645,799	4,681,402
Guangzhou Automobile Group Co. Ltd., Class H	26,119,200	18,887,014
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,554,888	6,504,751
Guangzhou Great Power Energy & Technology Co. Ltd.	117,908	1,275,387
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	326,800	3,186,570
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	12,626,400	3,194,741
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	430,283	3,771,415
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,224,396	7,944,277
Guolian Securities Co. Ltd., Class A	1,712,400	2,673,176
Guosen Securities Co. Ltd., Class A	5,431,667	7,073,504
Guotai Junan Securities Co. Ltd., Class A	3,300,591	6,582,760
Guoyuan Securities Co. Ltd., Class A	3,725,471	3,711,347
H World Group Ltd., ADR	1,644,186	62,939,440
Haidilao International Holding Ltd.(a)(b)(c)	9,583,000	24,024,607
Haier Smart Home Co. Ltd., Class A	3,444,737	12,118,605
Haier Smart Home Co. Ltd., Class H	19,912,400	66,271,566
Hainan Meilan International Airport Co. Ltd., Class H(a)(c)	1,769,000	4,884,078
Haitian International Holdings Ltd.	5,653,000	14,736,209
Haitong Securities Co. Ltd., Class A	5,013,831	6,388,037
Haitong Securities Co. Ltd., Class H	21,528,800	13,318,428
Hangzhou Binjiang Real Estate Group Co. Ltd.	504,550	801,958
Hangzhou Chang Chuan Technology Co. Ltd.	86,426	707,210
Hangzhou First Applied Material Co. Ltd., Class A	813,620	6,972,540
Hangzhou Lion Electronics Co. Ltd.	381,000	2,535,166
Hangzhou Oxygen Plant Group Co. Ltd., Class A	302,200	1,767,796
Hangzhou Robam Appliances Co. Ltd., Class A	846,309	3,155,825
Hangzhou Silan Microelectronics Co. Ltd., Class A	859,400	4,507,537
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	5,301,262	7,217,514
Hangzhou Tigermed Consulting Co. Ltd., Class A	254,274	3,246,135
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	1,012,200	9,692,344
Hansoh Pharmaceutical Group Co. Ltd.(b)	10,174,000	19,314,208
Harbin Electric Co. Ltd., Class H(a)(c)	8,374,000	3,547,699
Security	Shares	Value

China (continued)
Helens International Holdings Co. Ltd. (a)(c)	2,856,500	$5,656,277
Hello Group Inc., ADR	1,383,664	7,942,231
Henan Shenhuo Coal & Power Co. Ltd.	1,032,200	2,458,020
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,875,732	6,762,441
Hengan International Group Co. Ltd.	5,388,000	24,835,687
Hengdian Group DMEGC Magnetics Co. Ltd.	628,100	1,741,739
Hengli Petrochemical Co. Ltd., Class A	2,994,530	7,178,499
Hengtong Optic-Electric Co. Ltd., Class A	1,067,900	2,485,444
Hengyi Petrochemical Co. Ltd., Class A	3,429,461	3,514,347
Hithink RoyalFlush Information Network Co. Ltd., Class A	371,202	5,367,070
Hongfa Technology Co. Ltd., Class A	651,468	3,223,641
Hope Education Group Co. Ltd.(b)(c)	36,026,000	3,561,653
Hopson Development Holdings Ltd.(c)	7,719,437	8,792,794
Hoshine Silicon Industry Co. Ltd., Class A	317,023	4,070,521
Hua Han Health Industry Holdings Ltd.(d)	19,424,288	25
Hua Hong Semiconductor Ltd.(a)(b)	4,690,000	16,543,979
Hua Medicine(a)(b)	7,272,500	3,204,904
Huabao International Holdings Ltd.(c)	8,644,000	4,593,663
Huadian Power International Corp. Ltd., Class A	3,681,100	3,082,189
Huadong Medicine Co. Ltd., Class A	1,151,551	6,775,340
Huafon Chemical Co. Ltd., Class A	3,552,355	3,681,495
Hualan Biological Engineering Inc., Class A	1,150,820	3,366,851
Huaneng Power International Inc., Class A(a)	5,032,326	5,572,717
Huaneng Power International Inc., Class H(a)(c)	35,034,000	16,290,286
Huatai Securities Co. Ltd., Class A	3,544,351	6,617,259
Huatai Securities Co. Ltd., Class H(b)	12,818,600	14,895,579
Huaxia Bank Co. Ltd., Class A	9,140,318	6,817,087
Huaxin Cement Co. Ltd., Class A	1,110,524	2,459,336
Huayu Automotive Systems Co. Ltd., Class A	2,031,310	5,366,557
Hubei Xingfa Chemicals Group Co. Ltd., Class A	992,100	4,352,866
Huizhou Desay Sv Automotive Co. Ltd., Class A	345,800	5,478,022
Humanwell Healthcare Group Co. Ltd., Class A	1,445,600	4,630,697
Hundsun Technologies Inc., Class A	1,497,285	8,564,122
Hutchmed China Ltd., ADR(a)	787,116	9,547,717
HUYA Inc., ADR(a)	728,830	1,989,706
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	3,081,200	19,748,153
iDreamSky Technology Holdings Ltd.(a)(b)(c)	6,238,800	3,218,095
Iflytek Co. Ltd., Class A	1,491,496	6,890,910
I-Mab, ADR(a)	389,132	1,439,788
Imeik Technology Development Co. Ltd., Class A	106,300	7,313,870
Industrial & Commercial Bank of China Ltd., Class A	30,450,980	18,606,560
Industrial & Commercial Bank of China Ltd., Class H	485,383,000	243,273,205
Industrial Bank Co. Ltd., Class A	10,275,290	25,965,655
Industrial Securities Co. Ltd., Class A(a)	7,257,951	6,301,864
Ingenic Semiconductor Co. Ltd., Class A	309,403	3,515,507
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	27,347,100	7,767,299
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	6,523,700	3,907,699
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,194,662	13,113,419
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,355,495	15,367,016
Innovent Biologics Inc.(a)(b).	8,978,000	36,256,066
Inspur Electronic Information Industry Co. Ltd., Class A	1,444,772	4,604,087
iQIYI Inc., ADR(a)(c)	2,849,750	8,463,758
JA Solar Technology Co. Ltd., Class A	1,259,700	10,555,215

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jafron Biomedical Co. Ltd., Class A	577,173	$2,619,027
Jason Furniture Hangzhou Co. Ltd., Class A	812,016	4,158,763
JCET Group Co. Ltd., Class A	1,218,500	4,366,217
JD Health International Inc.(a)(b)(c)	9,708,750	87,229,252
JD.com Inc., Class A	18,654,304	532,538,785
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,628,800	5,003,693
Jiangsu Expressway Co. Ltd., Class H	10,086,000	9,086,245
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	27,316	1,332,878
Jiangsu Hengli Hydraulic Co. Ltd., Class A	821,796	7,712,856
Jiangsu Hengrui Medicine Co. Ltd., Class A	3,076,255	17,488,629
Jiangsu King’s Luck Brewery JSC Ltd., Class A	865,456	5,190,120
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	769,551	15,616,077
Jiangsu Yangnong Chemical Co. Ltd., Class A	218,700	3,300,260
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	367,400	1,916,656
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,080,600	4,985,125
Jiangxi Copper Co. Ltd., Class H	11,935,000	17,469,847
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	924,400	2,667,024
Jinchuan Group International Resources Co. Ltd.	36,943,000	2,829,300
Jinke Smart Services Group Co. Ltd.	1,295,400	2,583,851
JinkoSolar Holding Co. Ltd., ADR(a)(c)	359,556	18,438,032
Jinxin Fertility Group Ltd.(b)	12,938,000	10,212,790
JiuGui Liquor Co. Ltd., Class A	225,000	3,835,601
Jiumaojiu International Holdings Ltd.(b)(c)	6,556,000	16,834,362
JNBY Design Ltd.	2,668,500	2,769,322
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	629,442	3,320,608
Joy Spreader Group Inc.(a)(c)	14,798,000	3,495,626
JOYY Inc., ADR	430,031	13,098,744
Juewei Food Co. Ltd., Class A	481,300	3,934,160
Kaisa Group Holdings Ltd.(a)(c)(d)	28,384,000	1,144,670
Kangji Medical Holdings Ltd.(c)	4,039,500	4,080,260
Kanzhun Ltd., ADR(a)	1,589,987	29,923,555
KE Holdings Inc., ADR(a)	5,775,185	97,716,130
Keda Industrial Group Co. Ltd.	926,700	2,102,893
Kingboard Holdings Ltd.	5,946,700	19,686,238
Kingboard Laminates Holdings Ltd.	8,575,000	9,054,137
Kingdee International Software Group Co. Ltd.(a)(c)	22,680,000	38,272,953
Kingfa Sci & Tech Co. Ltd., Class A	2,065,300	2,963,444
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	935,945	2,826,554
Kingsoft Corp. Ltd.	8,369,000	26,740,933
Kintor Pharmaceutical Ltd. (a)(b)(c)	2,041,000	3,520,644
Konka Group Co. Ltd., Class B	10,164,618	2,556,706
Koolearn Technology Holding Ltd.(a)(b)(c)	3,662,000	19,567,505
Kuaishou Technology(a)(b)	15,249,700	114,895,737
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,476,450	3,707,108
Kunlun Energy Co. Ltd.	34,028,000	26,400,469
Kweichow Moutai Co. Ltd., Class A	645,273	147,408,935
KWG Group Holdings Ltd.(a)(c)	11,338,500	2,628,923
LB Group Co. Ltd., Class A	1,654,107	4,232,324
Lee & Man Paper Manufacturing Ltd.	13,551,000	5,249,614
Legend Biotech Corp., ADR(a)(c)	421,440	21,708,374
Lenovo Group Ltd.(c)	62,770,000	53,608,455
Lens Technology Co. Ltd., Class A	2,955,015	4,505,800
Lepu Medical Technology Beijing Co. Ltd., Class A	1,525,882	4,932,724
LexinFintech Holdings Ltd., ADR(a)	1,163,720	2,106,333
Li Auto Inc., ADR(a)	4,836,452	106,401,944
Li Ning Co. Ltd.	20,590,000	165,471,470
Lifetech Scientific Corp. (a)	33,818,000	11,002,974
Security	Shares	Value

China (continued)
Lingyi iTech Guangdong Co., Class A(a)	5,075,633	$3,572,825
Longfor Group Holdings Ltd.(b)(c)	16,172,000	49,272,611
LONGi Green Energy Technology Co. Ltd., Class A	3,921,089	25,784,398
Lonking Holdings Ltd.	21,954,000	3,924,926
Lufax Holding Ltd., ADR	6,193,771	11,520,414
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	187,600	1,738,504
Luxshare Precision Industry Co. Ltd., Class A	3,736,216	16,738,695
Luye Pharma Group Ltd. (a)(b)(c)	17,263,500	6,772,368
Luzhou Laojiao Co. Ltd., Class A	766,908	20,546,062
Mango Excellent Media Co. Ltd., Class A	1,146,432	4,136,548
Maoyan Entertainment(a)(b)(c)	5,769,200	5,588,320
Maxscend Microelectronics Co. Ltd., Class A	337,712	5,584,229
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	2,821,852	2,148,695
Meitu Inc.(a)(b)(c)	24,037,500	3,444,856
Meituan, Class B(a)(b)	38,134,800	822,073,821
Metallurgical Corp. of China Ltd., Class A	12,016,100	5,706,299
MH Development Ltd.(d)	3,308,000	108,083
Microport Scientific Corp.(a)(c)	5,818,100	13,981,513
Midea Real Estate Holding Ltd.(b)(c)	3,136,400	4,508,772
Ming Yang Smart Energy Group Ltd., Class A	1,270,600	4,861,156
Ming Yuan Cloud Group Holdings Ltd.(c)	6,336,000	5,024,221
Minth Group Ltd.	6,666,000	18,142,719
MMG Ltd.(a)(c)	25,903,999	6,817,418
Mobvista Inc.(a)(b)	6,159,000	3,239,247
Montage Technology Co. Ltd., Class A	672,400	6,486,129
Muyuan Foods Co. Ltd., Class A	2,827,283	19,356,458
Nanjing Securities Co. Ltd., Class A	3,912,487	4,772,340
NARI Technology Co. Ltd., Class A	3,557,247	13,510,922
National Silicon Industry Group Co. Ltd., Class A(a)	1,608,419	4,436,363
NAURA Technology Group Co. Ltd., Class A	275,375	8,880,737
NavInfo Co. Ltd., Class A	2,374,150	4,014,733
NetDragon Websoft Holdings Ltd.	2,895,000	5,767,263
NetEase Inc.	17,034,035	246,288,829
New China Life Insurance Co. Ltd., Class A	1,033,301	4,221,193
New China Life Insurance Co. Ltd., Class H	7,530,800	17,677,412
New Hope Liuhe Co. Ltd., Class A(a)	3,308,544	6,417,607
New Horizon Health Ltd.(a)(b)(c)	1,783,500	4,783,781
New Oriental Education & Technology Group Inc.(a)	13,512,690	38,820,444
Nexteer Automotive Group Ltd.(c)	7,949,000	5,287,694
Nine Dragons Paper Holdings Ltd.	14,468,000	11,562,214
Ninestar Corp., Class A	919,134	7,077,778
Ningbo Deye Technology Co. Ltd., NVS	130,000	6,741,276
Ningbo Orient Wires & Cables Co. Ltd.	376,700	3,793,489
Ningbo Ronbay New Energy Technology Co. Ltd.	339,717	3,754,329
Ningbo Shanshan Co. Ltd.	1,555,100	4,300,766
Ningbo Tuopu Group Co. Ltd., Class A	773,600	7,510,025
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,909,600	7,392,216
NIO Inc., ADR(a)(c)	11,879,215	151,816,368
Noah Holdings Ltd., ADR(a)(c)	301,817	4,427,655
Nongfu Spring Co. Ltd., Class H(b)(c)	15,512,200	90,536,783
North Industries Group Red Arrow Co. Ltd., Class A	713,900	2,168,107
Offshore Oil Engineering Co. Ltd., Class A	2,643,800	2,157,176
OFILM Group Co. Ltd., Class A(a)	2,498,489	1,821,522
OneConnect Financial Technology Co. Ltd., ADR(a)	331,906	206,811
Oppein Home Group Inc., Class A	389,080	6,043,053
Orient Overseas International Ltd.	1,168,500	22,203,054

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Orient Securities Co. Ltd., Class A	5,133,407	$6,548,534
Ovctek China Inc., Class A	586,965	2,662,823
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	4,217,300	3,237,885
Peijia Medical Ltd.(a)(b)(c)	3,975,000	3,995,565
People’s Insurance Co. Group of China Ltd. (The),Class H	74,978,000	25,303,120
Perfect World Co. Ltd., Class A	1,380,186	2,704,310
PetroChina Co. Ltd., Class A	9,680,000	7,235,512
PetroChina Co. Ltd., Class H	181,880,000	82,761,169
Pharmaron Beijing Co. Ltd., Class A	534,550	4,950,029
Pharmaron Beijing Co. Ltd., Class H(b)	1,755,650	10,157,828
PICC Property & Casualty Co. Ltd., Class H	59,277,040	60,053,998
Pinduoduo Inc., ADR(a)(c)	4,373,765	358,823,681
Ping An Bank Co. Ltd., Class A	9,424,236	17,586,410
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	4,137,000	10,516,425
Ping An Insurance Group Co. of China Ltd., Class A	5,315,516	34,174,516
Ping An Insurance Group Co. of China Ltd., Class H	54,641,500	337,356,766
Poly Developments and Holdings Group Co. Ltd., Class A	6,262,911	14,794,837
Poly Property Group Co. Ltd.	17,783,000	4,437,742
Pop Mart International Group Ltd.(b)(c)	5,149,400	11,708,665
Postal Savings Bank of China Co. Ltd., Class A	11,926,100	7,595,770
Postal Savings Bank of China Co. Ltd., Class H(b)(c)	69,167,000	41,830,372
Pou Sheng International Holdings Ltd.	25,572,000	1,785,131
Power Construction Corp. of China Ltd., Class A	7,999,144	8,734,260
Powerlong Real Estate Holdings Ltd.(c)	10,815,000	1,760,919
Pylon Technologies Co. Ltd., NVS	114,738	5,367,265
Q Technology Group Co. Ltd.(a)(c)	4,897,000	2,546,022
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	2,743,800	9,953,808
Redco Properties Group Ltd.(a)(b)(c)	11,344,000	2,489,817
Redsun Properties Group Ltd.(a)	3,205,000	188,748
RLX Technology Inc., ADR(a)(c)	4,500,207	10,350,476
Road King Infrastructure Ltd.	51,000	21,233
Rongsheng Petrochemical Co. Ltd., Class A	5,314,871	9,406,436
SAIC Motor Corp. Ltd., Class A	3,039,600	6,590,282
Sangfor Technologies Inc., Class A	295,700	4,760,053
Sany Heavy Equipment International Holdings Co. Ltd.	10,963,000	11,733,779
Sany Heavy Industry Co. Ltd., Class A	4,101,011	9,311,792
Satellite Chemical Co. Ltd., Class A	2,135,907	4,446,468
SDIC Power Holdings Co. Ltd., Class A	4,964,228	7,773,778
Seazen Group Ltd.(a)(c)	17,614,000	8,017,285
Seazen Holdings Co. Ltd., Class A(a)	1,325,526	4,333,666
SF Holding Co. Ltd., Class A	2,549,292	19,392,809
SG Micro Corp., Class A	234,300	5,945,026
Shaanxi Coal Industry Co. Ltd., Class A	5,513,490	15,874,595
Shan Xi Hua Yang Group New Energy Co. Ltd.	1,197,300	2,869,870
Shandong Gold Mining Co. Ltd., Class A	2,256,601	6,580,581
Shandong Gold Mining Co. Ltd., Class H(b)(c)	5,524,500	10,878,887
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,473,750	6,997,815
Shandong Linglong Tyre Co. Ltd., Class A	967,741	2,774,410
Shandong Nanshan Aluminum Co. Ltd., Class A	7,888,500	3,946,511
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	22,103,600	32,399,082
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	819,604	4,269,546
Shanghai Baosight Software Co. Ltd., Class A	992,092	5,573,826
Security	Shares	Value

China (continued)
Shanghai Baosight Software Co. Ltd., Class B	4,481,031	$13,526,982
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	7,271,309	4,844,990
Shanghai Construction Group Co. Ltd., Class A	7,539,100	2,993,235
Shanghai Electric Group Co. Ltd., Class A(a)	8,677,100	5,237,575
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	977,400	5,201,660
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,418,000	14,766,160
Shanghai Fudan Microelectronics Group Co. Ltd.	299,369	3,236,089
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	2,775,000	12,949,609
Shanghai Haixin Group Co., Class B	7,659,491	2,625,084
Shanghai Industrial Holdings Ltd.	5,182,000	6,109,955
Shanghai International Airport Co. Ltd., Class A(a)	914,203	7,265,443
Shanghai International Port Group Co. Ltd., Class A	6,688,870	5,193,636
Shanghai Jinjiang International Hotels Co. Ltd., Class A	638,978	5,068,695
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	501,000	4,732,212
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,851,313	8,723,956
Shanghai M&G Stationery Inc., Class A	697,447	4,744,704
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,588,400	4,376,870
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,792,000	11,325,602
Shanghai Pudong Development Bank Co. Ltd., Class A	14,238,546	14,619,927
Shanghai Putailai New Energy Technology Co. Ltd., Class A	872,120	6,942,817
Shanghai RAAS Blood Products Co. Ltd., Class A	5,602,734	4,432,394
Shanxi Coking Coal Energy Group Co. Ltd., Class A	2,556,100	4,836,389
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,982,600	5,403,032
Shanxi Meijin Energy Co. Ltd., Class A	2,792,443	3,938,619
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	649,219	23,732,648
Shengyi Technology Co. Ltd., Class A	1,742,808	3,754,198
Shennan Circuits Co. Ltd., Class A	319,171	3,454,951
Shenwan Hongyuan Group Co. Ltd., Class A	14,354,692	8,462,858
Shenzhen Dynanonic Co. Ltd.	120,582	3,905,647
Shenzhen Inovance Technology Co. Ltd., Class A	1,448,942	14,605,134
Shenzhen International Holdings Ltd.	9,634,750	8,925,868
Shenzhen Investment Ltd.	27,538,000	4,503,428
Shenzhen Kangtai Biological Products Co. Ltd., Class A	658,400	3,246,916
Shenzhen Kstar Science & Technology Co. Ltd.	296,000	2,148,656
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	628,546	29,249,488
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	338,900	2,364,357
Shenzhen Overseas Chinese Town Co. Ltd., Class A	5,108,402	4,272,698
Shenzhen SC New Energy Technology Corp.,Class A	186,900	3,408,333
Shenzhen Senior Technology Co. Ltd., Class A	676,100	2,194,354
Shenzhen Transsion Holding Co. Ltd., Class A	413,334	4,583,859
Shenzhou International Group Holdings Ltd.	7,038,600	63,545,256
Shimao Group Holdings Ltd.(a)(c)(d)	9,841,500	2,286,503
Shimao Services Holdings Ltd.(a)(b)(c)	8,556,000	3,014,331
Shoucheng Holdings Ltd.	24,870,800	5,302,959
Shougang Fushan Resources Group Ltd.	19,540,000	6,625,536

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shui On Land Ltd.	47,212,666	$5,653,927
Sichuan Chuantou Energy Co. Ltd., Class A	2,668,223	4,530,800
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,602,820	5,394,388
Sichuan New Energy Power Co. Ltd., Class A(a)	676,800	1,999,727
Sichuan Road & Bridge Co. Ltd., Class A	3,519,400	5,869,986
Sichuan Swellfun Co. Ltd., Class A	342,300	3,056,491
Sichuan Yahua Industrial Group Co. Ltd., Class A	594,700	2,307,417
Sihuan Pharmaceutical Holdings Group Ltd.	37,088,000	4,144,723
Sino Biopharmaceutical Ltd.	89,332,000	52,883,384
Sinofert Holdings Ltd.	26,366,000	3,199,569
Sinolink Securities Co. Ltd., Class A	3,267,400	4,217,401
Sinoma Science & Technology Co. Ltd., Class A	1,030,400	3,449,159
Sinomine Resource Group Co. Ltd., Class A	311,200	3,435,524
Sino-Ocean Group Holding Ltd.	29,525,500	3,763,745
Sinopec Engineering Group Co. Ltd., Class H	15,775,500	6,487,001
Sinopec Kantons Holdings Ltd.(c)	13,620,000	4,657,034
Sinopharm Group Co. Ltd., Class H	11,470,400	27,212,498
Skshu Paint Co. Ltd., Class A(a)	286,620	4,929,674
Skyfame Realty Holdings Ltd.(a)	2,839,155	21,269
Skyworth Group Ltd.	14,450,000	5,519,785
Smoore International Holdings Ltd.(b)(c)	15,609,000	24,452,587
SOHO China Ltd.(a)	20,478,000	3,508,784
Sohu.com Ltd., ADR(a)	291,683	4,311,075
Songcheng Performance Development Co. Ltd., Class A	2,241,656	4,584,411
SSY Group Ltd.	12,432,411	6,237,168
StarPower Semiconductor Ltd., Class A	109,900	5,334,863
Sun King Technology Group Ltd.(a)	10,504,000	2,296,453
Sunac China Holdings Ltd.(a)(c)(d)	26,936,000	5,562,763
Sunac Services Holdings Ltd.(b)(c)	9,306,000	3,864,001
Sungrow Power Supply Co. Ltd., Class A	798,800	13,283,263
Sunny Optical Technology Group Co. Ltd.	6,094,600	72,555,343
Sunwoda Electronic Co. Ltd., Class A	1,217,400	4,265,413
Superb Summit International Group Ltd.(d)	998,771	60
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,445,200	5,363,475
Suzhou Maxwell Technologies Co. Ltd., Class A	120,920	7,423,053
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	424,700	3,722,534
SY Holdings Group Ltd.(c)	7,405,000	5,550,888
TAL Education Group, ADR(a)	3,720,977	22,214,233
TBEA Co. Ltd., Class A	2,398,401	7,397,657
TCL Electronics Holdings Ltd.	9,797,000	4,031,370
TCL Technology Group Corp., Class A	9,288,802	5,350,907
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,732,591	10,350,466
Tencent Holdings Ltd.	53,977,900	2,041,244,118
Tencent Music Entertainment Group, ADR(a)	5,964,724	41,812,715
Thunder Software Technology Co. Ltd., Class A	339,000	5,585,164
Tiangong International Co. Ltd.(c)	12,774,000	5,267,128
Tianjin Port Development Holdings Ltd.	49,648,000	3,495,678
Tianma Microelectronics Co. Ltd., Class A	4,177,505	5,468,368
Tianneng Power International Ltd.(c)	6,186,000	6,681,396
Tianqi Lithium Corp., Class A(a)	772,700	10,091,943
Tianshui Huatian Technology Co. Ltd., Class A	2,912,607	3,678,037
Tingyi Cayman Islands Holding Corp.	17,152,000	28,052,892
Toly Bread Co. Ltd., Class A	1,225,296	2,283,210
Tong Ren Tang Technologies Co. Ltd., Class H	6,720,000	4,468,707
Tongcheng Travel Holdings Ltd.(a)(c)	10,285,600	22,395,008
Tongdao Liepin Group(a)	2,301,000	2,324,840
Tongwei Co. Ltd., Class A	2,355,277	14,584,666
Security	Shares	Value

China (continued)
Topchoice Medical Corp., Class A(a)	238,099	$4,300,036
Topsports International Holdings Ltd.(b)	13,202,000	8,477,540
Towngas Smart Energy Co. Ltd.	10,028,000	4,565,372
TravelSky Technology Ltd., Class H	7,913,000	16,077,483
Trina Solar Co. Ltd.	1,104,416	10,219,150
Trip.com Group Ltd., ADR(a)(c)	4,715,248	150,652,174
Truly International Holdings Ltd.(c)	18,734,000	3,325,569
Tsingtao Brewery Co. Ltd., Class A	496,800	7,194,507
Tsingtao Brewery Co. Ltd., Class H	5,134,000	48,601,180
Tuya Inc.(a)(c)	2,052,600	2,442,594
Unigroup Guoxin Microelectronics Co. Ltd., Class A	464,073	8,732,957
Uni-President China Holdings Ltd.	11,245,000	9,870,395
Unisplendour Corp. Ltd., Class A	1,991,261	5,390,276
Untrade Cteg(d)	33,362,000	252,555
Untrade SMI Holdings(d)	12,533,884	16
Up Fintech Holding Ltd., ADR(a)(c)	922,903	4,789,867
Venus MedTech Hangzhou Inc., Class H(a)(b)	2,467,500	4,099,018
Vinda International Holdings Ltd.	3,557,000	9,260,104
Vipshop Holdings Ltd., ADR(a)	3,702,629	41,284,313
Viva Biotech Holdings(a)(b)(c)	8,523,000	1,849,372
Vnet Group Inc., ADR(a)(c)	883,914	4,428,409
Walvax Biotechnology Co. Ltd., Class A	964,689	5,858,226
Wanhua Chemical Group Co. Ltd., Class A	1,659,386	21,194,205
Want Want China Holdings Ltd.	42,395,000	28,777,862
Weibo Corp., ADR(a)(c)	544,899	8,685,690
Weichai Power Co. Ltd., Class A	3,233,800	4,967,724
Weichai Power Co. Ltd., Class H	16,521,000	21,981,360
Weihai Guangwei Composites Co. Ltd., Class A	175,200	1,767,552
Weimob Inc.(a)(b)(c)	17,247,000	9,996,556
Wens Foodstuffs Group Co. Ltd., Class A	3,603,241	9,221,213
West China Cement Ltd.	29,954,000	3,318,607
Western Securities Co. Ltd., Class A	2,320,181	2,122,390
Western Superconducting Technologies Co. Ltd., Class A	393,800	5,508,716
Westone Information Industry Inc., Class A	350,900	1,754,388
Will Semiconductor Co. Ltd. Shanghai, Class A	533,669	6,230,798
Wingtech Technology Co. Ltd., Class A	790,000	6,248,476
Wuhan Guide Infrared Co. Ltd., Class A	3,092,939	5,170,042
Wuliangye Yibin Co. Ltd., Class A	1,968,474	44,395,488
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,568,036	2,857,702
WuXi AppTec Co. Ltd., Class A	1,360,519	15,298,687
WuXi AppTec Co. Ltd., Class H(b)(c)	2,996,807	30,217,945
Wuxi Biologics Cayman Inc., New(a)(b)	31,333,000	205,348,045
Wuxi Shangji Automation Co. Ltd., Class A	292,660	4,897,024
XCMG Construction Machinery Co. Ltd., Class A	9,349,078	7,038,004
XD Inc.(a)(c)	2,229,800	5,813,548
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	5,335,000	5,293,811
Xiamen C & D Inc., Class A	2,029,700	4,511,454
Xiaomi Corp., Class B(a)(b)	131,394,200	178,033,636
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,383,606	2,282,636
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	7,130,834	7,728,614
Xinyi Solar Holdings Ltd.	42,156,800	49,465,862
XPeng Inc., ADR(a)	3,712,825	40,135,638
Xtep International Holdings Ltd.(c)	12,034,500	13,832,866
Yadea Group Holdings Ltd.(b)	10,338,000	19,613,171
Yangzhou Yangjie Electronic Technology Co. Ltd.	354,000	2,889,413
Yankuang Energy Group Co. Ltd., Class A	1,326,706	7,694,422

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yankuang Energy Group Co. Ltd., Class H	13,644,000	$45,812,438
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	797,368	3,569,086
Yeahka Ltd.(a)(c)	2,196,000	5,553,260
Yealink Network Technology Corp. Ltd., Class A	642,176	5,830,608
Yifeng Pharmacy Chain Co. Ltd., Class A	602,214	5,591,139
Yihai International Holding Ltd.(c)	4,006,000	12,604,322
Yihai Kerry Arawana Holdings Co. Ltd., Class A	857,100	5,052,952
YongXing Special Materials Technology Co. Ltd., Class A	294,000	4,452,583
Yonyou Network Technology Co. Ltd., Class A	2,028,283	6,650,792
Youdao Inc., ADR(a)(c)	353,508	1,689,768
Youngy Co. Ltd.(a)	150,600	2,628,813
Youyuan International Holdings Ltd.(d)	5,307,000	41,269
YTO Express Group Co. Ltd., Class A	2,470,353	6,832,817
Yuexiu Property Co. Ltd.	10,672,576	13,545,545
Yuexiu REIT(c)	23,355,000	5,708,536
Yuexiu Transport Infrastructure Ltd.	10,906,000	5,107,582
Yum China Holdings Inc.	3,662,313	201,866,693
Yunda Holding Co. Ltd., Class A	2,116,937	3,715,789
Yunnan Aluminium Co. Ltd., Class A	2,442,300	3,745,952
Yunnan Baiyao Group Co. Ltd., Class A	884,992	7,140,461
Yunnan Botanee Bio-Technology Group Co. Ltd.	168,600	3,061,820
Yunnan Energy New Material Co. Ltd., Class A	484,832	8,666,144
Yunnan Yuntianhua Co. Ltd.(a)	897,200	2,692,956
Zai Lab Ltd., ADR(a)(c)	747,215	28,812,610
Zangge Mining Co. Ltd.	550,946	2,406,619
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	302,269	11,013,042
Zhaojin Mining Industry Co. Ltd., Class H(a)(c)	10,524,000	11,767,067
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	5,867,395	3,302,909
Zhejiang Chint Electrics Co. Ltd., Class A	1,344,273	5,528,568
Zhejiang Dahua Technology Co. Ltd., Class A	2,247,229	3,824,349
Zhejiang Dingli Machinery Co. Ltd., Class A	392,716	2,840,305
Zhejiang Expressway Co. Ltd., Class H	12,978,000	9,691,458
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,173,262	3,380,031
Zhejiang Huayou Cobalt Co. Ltd., Class A	880,591	7,898,263
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	858,094	7,941,820
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	523,300	2,947,482
Zhejiang Juhua Co. Ltd., Class A	1,009,300	2,413,514
Zhejiang NHU Co. Ltd., Class A	2,281,254	6,423,176
Zhejiang Supcon Technology Co. Ltd.	161,013	2,077,771
Zhejiang Supor Co. Ltd., Class A	424,040	2,777,123
Zhejiang Weiming Environment Protection Co. Ltd., Class A	652,000	1,887,589
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	369,998	2,678,586
Zhenro Properties Group Ltd.(a)	852,719	36,921
Zheshang Securities Co. Ltd., Class A	3,186,000	4,873,236
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	6,021,200	15,772,216
Zhongji Innolight Co. Ltd., Class A	735,874	3,025,108
Zhongsheng Group Holdings Ltd.	5,194,500	26,797,455
Zhongtai Securities Co. Ltd.	4,329,700	4,249,140
Zhou Hei Ya International Holdings Co. Ltd.(b)	8,432,000	5,401,588
Zhuguang Holdings Group Co. Ltd.(a)(c)	22,166,000	1,886,043
Zhuzhou CRRC Times Electric Co. Ltd.	5,093,700	23,666,537
Zijin Mining Group Co. Ltd., Class A	9,713,200	13,712,700
Zijin Mining Group Co. Ltd., Class H(c)	51,074,000	67,788,703
Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,687,200	$3,907,388
ZTE Corp., Class A	1,630,739	5,738,365
ZTE Corp., Class H	6,812,440	14,924,530
ZTO Express Cayman Inc., ADR	3,689,805	92,503,411
		17,845,905,011
Colombia — 0.1%
Bancolombia SA	2,105,929	17,447,631
Cementos Argos SA	4,879,208	3,540,154
Corp. Financiera Colombiana SA(a)	1,004,867	3,292,667
Grupo Argos SA	3,030,426	6,214,005
Interconexion Electrica SA ESP	4,112,255	16,609,149
		47,103,606
Czech Republic — 0.1%
CEZ AS(c)	1,440,105	49,487,721
Komercni Banka AS	651,889	19,356,239
Moneta Money Bank AS(b)	3,621,384	11,139,157
		79,983,117
Egypt — 0.1%
Commercial International Bank Egypt SAE	22,032,406	36,110,128
Eastern Co. SAE	8,995,960	4,727,194
E-Finance for Digital & Financial Investments, NVS	4,530,997	3,319,669
Egyptian Financial Group-Hermes Holding Co.(a)	10,202,007	6,301,241
EISewedy Electric Co.(a)	7,321,416	2,776,760
Fawry for Banking & Payment Technology Services SAE(a)	11,352,196	2,251,905
Juhayna Food Industries	1,615,469	436,816
Talaat Moustafa Group	7,956,441	2,821,855
Telecom Egypt Co.	4,044,325	3,793,853
		62,539,421
Greece — 0.3%
Alpha Services and Holdings SA(a)	19,046,203	20,496,117
Athens Water Supply & Sewage Co. SA	418,034	3,083,652
Eurobank Ergasias Services and Holdings SA,Class A(a)	22,707,102	26,187,821
FF Group(a)(d)	343,633	4
GEK Terna Holding Real Estate Construction SA(c)	623,455	6,233,107
Hellenic Telecommunications Organization SA	1,912,091	29,579,313
Holding Co. ADMIE IPTO SA	1,596,760	2,900,861
JUMBO SA	901,366	14,395,739
LAMDA Development SA(a)	659,480	3,978,839
Motor Oil Hellas Corinth Refineries SA	622,072	12,557,191
Mytilineos SA	808,294	15,251,588
National Bank of Greece SA(a)	4,845,462	19,934,321
OPAP SA	1,792,171	24,815,232
Piraeus Financial Holdings SA(a)	5,562,355	8,283,793
Public Power Corp. SA(a)	1,432,700	9,956,293
Sarantis SA(c)	250,656	1,690,196
Terna Energy SA	496,520	10,165,116
Titan Cement International SA	373,805	4,858,643
		214,367,826
Hong Kong — 0.1%
Chow Tai Fook Jewellery Group Ltd.	19,518,400	34,134,304
LK Technology Holdings Ltd.	3,905,000	3,864,530
		37,998,834
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	5,218,129	4,411,783
MOL Hungarian Oil & Gas PLC	3,568,469	25,833,584

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary (continued)
Opus Global Nyrt(a)(c)	406,955	$128,326
OTP Bank Nyrt	1,906,495	52,565,412
Richter Gedeon Nyrt.	1,190,725	25,615,326
		108,554,431
India — 15.8%
3M India Ltd.	29,748	8,555,737
Aarti Industries Ltd.	1,800,184	14,979,345
Aarti Pharmalabs Ltd., NVS	439,406	1,236,912
Aavas Financiers Ltd.(a)	351,324	8,280,693
ABB India Ltd.	517,017	19,050,643
ACC Ltd.	701,123	22,155,130
Adani Enterprises Ltd.	2,466,721	119,307,490
Adani Green Energy Ltd.(a)	2,782,579	72,967,540
Adani Ports & Special Economic Zone Ltd.	4,553,665	49,545,829
Adani Power Ltd.(a)	6,782,221	27,854,027
Adani Total Gas Ltd.	2,452,111	110,384,148
Adani Transmission Ltd.(a)	2,449,416	88,284,273
Aditya Birla Capital Ltd.(a)	5,211,119	9,357,148
Aditya Birla Fashion and Retail Ltd.(a)	3,065,759	11,919,805
Aegis Logistics Ltd.	1,521,758	6,104,971
Affle India Ltd.(a)	614,539	9,578,180
AIA Engineering Ltd.	414,245	13,769,592
Ajanta Pharma Ltd.	458,586	6,941,649
Alembic Pharmaceuticals Ltd.	557,801	4,083,575
Alkyl Amines Chemicals	153,553	5,349,534
Alok Industries Ltd.(a)	8,006,439	1,568,249
Amara Raja Batteries Ltd.	1,119,427	8,988,000
Amber Enterprises India Ltd.(a)	176,457	4,181,829
Ambuja Cements Ltd.	5,476,146	38,592,811
Angel One Ltd.	262,401	5,198,942
APL Apollo Tubes Ltd.	1,319,249	18,198,177
Apollo Hospitals Enterprise Ltd.	900,499	52,543,585
Apollo Tyres Ltd.	3,644,345	14,240,611
Ashok Leyland Ltd.	13,464,544	24,773,029
Asian Paints Ltd	3,370,513	131,562,493
Astral Ltd.	858,973	19,988,935
AstraZeneca Pharma India Ltd.	75,186	3,124,818
Atul Ltd.	122,842	12,666,901
AU Small Finance Bank Ltd.(b)	1,526,941	12,099,102
Aurobindo Pharma Ltd.	2,196,186	12,688,128
Avanti Feeds Ltd.	712,045	3,372,957
Avenue Supermarts Ltd.(a)(b)	1,471,296	73,213,685
Axis Bank Ltd.	19,883,830	221,032,807
Bajaj Auto Ltd.	622,067	28,697,398
Bajaj Electricals Ltd.	502,490	6,902,025
Bajaj Finance Ltd.	2,385,281	198,281,393
Bajaj Finserv Ltd.	3,330,064	67,100,043
Bajaj Holdings & Investment Ltd.	217,556	16,816,886
Balaji Amines Ltd.	93,972	3,541,727
Balkrishna Industries Ltd.	832,776	20,974,798
Balrampur Chini Mills Ltd.	1,361,005	6,457,047
Bandhan Bank Ltd.(a)(b)	5,637,229	16,562,474
BASF India Ltd.	127,744	4,178,316
Bata India Ltd.	509,920	10,798,608
Bayer CropScience Ltd.	132,241	7,542,531
Berger Paints India Ltd.	2,227,805	17,065,224
Bharat Dynamics Ltd.	408,162	4,904,100
Bharat Electronics Ltd.	33,732,986	43,809,956
Bharat Forge Ltd.	2,110,298	22,380,326
Bharat Heavy Electricals Ltd.	9,042,411	9,379,254
Security	Shares	Value

India (continued)
Bharat Petroleum Corp. Ltd.	7,556,823	$31,763,314
Bharti Airtel Ltd.	19,328,785	201,991,174
Biocon Ltd.	3,693,842	12,868,786
Birla Corp. Ltd.	257,872	3,020,265
Birlasoft Ltd.	1,642,408	6,235,865
Blue Dart Express Ltd.	66,985	6,286,518
Blue Star Ltd.	533,220	8,040,501
Borosil Renewables Ltd.(a)	424,312	2,870,227
Brigade Enterprises Ltd.	985,942	5,921,881
Brightcom Group Ltd.	8,567,739	3,826,167
Britannia Industries Ltd.	984,059	52,823,997
BSE Ltd.	659,787	4,701,753
Can Fin Homes Ltd.	538,262	3,674,001
Carborundum Universal Ltd.	943,881	9,890,990
Ceat Ltd.	259,145	6,021,003
Central Depository Services India Ltd.	544,255	8,331,623
Century Plyboards India Ltd.	421,859	2,817,979
Century Textiles & Industries Ltd.	410,754	4,089,242
CESC Ltd.	6,384,761	5,855,283
CG Power and Industrial Solutions Ltd.(a)	5,045,769	17,349,393
Chambal Fertilisers and Chemicals Ltd.	1,809,764	6,820,223
Cholamandalam Financial Holdings Ltd.	983,600	7,164,176
Cholamandalam Investment and Finance Co. Ltd.	3,841,301	33,902,629
Cipla Ltd.	4,326,120	60,862,730
City Union Bank Ltd.	3,935,830	9,187,820
Clean Science and Technology.	230,877	4,260,068
Coal India Ltd.	13,428,161	37,839,196
Coforge Ltd.	215,573	10,826,162
Colgate-Palmolive India Ltd.	1,093,243	21,926,461
Computer Age Management Services Ltd.	271,274	7,701,582
Container Corp. of India Ltd.	2,398,552	22,870,256
Coromandel International Ltd.	826,952	9,482,926
CreditAccess Grameen Ltd.(a)	440,430	5,224,315
CRISIL Ltd.	162,532	5,849,806
Crompton Greaves Consumer Electricals Ltd.	4,683,424	20,946,788
Cummins India Ltd.	1,145,793	20,019,917
Cyient Ltd.	849,507	8,769,185
Dabur India Ltd.	5,662,495	41,072,394
Dalmia Bharat Ltd.	697,323	15,621,299
Deepak Fertilisers & Petrochemicals Corp. Ltd.	573,289	5,714,939
Deepak Nitrite Ltd.	642,733	17,254,010
Devyani International Ltd.(a)	2,350,719	5,468,234
Dhani Services Ltd.(a)	3,139,991	1,828,571
Dilip Buildcon Ltd.(b)	403,182	1,168,786
Divi’s Laboratories Ltd.	1,165,580	48,977,141
Dixon Technologies India Ltd.	291,458	15,303,391
DLF Ltd.	5,725,889	28,478,957
Dr Lal PathLabs Ltd.(b)	265,812	8,015,034
Dr. Reddy’s Laboratories Ltd.	1,027,083	56,799,674
Easy Trip Planners Ltd., NVS	2,482,208	1,914,168
Edelweiss Financial Services Ltd.	4,947,703	4,084,384
Eicher Motors Ltd.	1,230,623	52,780,515
EID Parry India Ltd.	604,956	4,491,693
EIH Ltd.(a).	1,767,867	3,907,456
Elgi Equipments Ltd.	1,576,192	9,272,320
Emami Ltd.	1,850,897	10,922,906
Embassy Office Parks REIT	5,515,801	23,233,132
Endurance Technologies Ltd.(b)	356,972	6,707,144
Engineers India Ltd.	3,408,048	3,381,084
Exide Industries Ltd.	4,386,415	10,224,986

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Federal Bank Ltd.	14,089,306	$22,897,117
Fine Organic Industries Ltd.	75,918	5,856,027
Finolex Cables Ltd.	881,433	6,018,519
Finolex Industries Ltd.	2,392,105	4,637,687
Firstsource Solutions Ltd.	3,112,964	4,248,329
Fortis Healthcare Ltd.(a)	4,383,888	15,636,695
GAIL India Ltd.	21,707,671	25,447,326
GHCL Ltd.	620,939	4,422,328
Gillette India Ltd.	67,595	4,262,620
GlaxoSmithKline Pharmaceuticals Ltd.	312,529	5,142,426
Glenmark Pharmaceuticals Ltd.	1,469,157	7,783,876
GMM Pfaudler Ltd.	259,506	6,239,078
GMR Airports Infrastructure Ltd.(a)	21,717,064	11,492,919
Godrej Consumer Products Ltd.(a)	3,449,417	37,495,200
Godrej Industries Ltd.(a)	933,610	5,300,883
Godrej Properties Ltd.(a)	1,111,668	17,965,130
Granules India Ltd.	1,584,648	6,755,290
Graphite India Ltd.	705,736	3,425,814
Grasim Industries Ltd.	2,469,125	53,450,168
Great Eastern Shipping Co. Ltd. (The)	1,087,288	8,909,603
Grindwell Norton Ltd.	399,928	9,493,348
Gujarat Fluorochemicals Ltd.	279,085	12,085,248
Gujarat Gas Ltd.	1,629,586	10,005,433
Gujarat Narmada Valley Fertilizers &Chemicals Ltd.	780,161	5,770,701
Gujarat Pipavav Port Ltd.	3,341,348	3,765,163
Gujarat State Fertilizers & Chemicals Ltd.	1,689,074	2,766,377
Gujarat State Petronet Ltd.	2,546,236	8,455,239
Happiest Minds Technologies Ltd.	665,066	7,826,318
Havells India Ltd.	2,342,070	36,201,077
HCL Technologies Ltd.	9,382,864	130,239,518
HDFC Life Insurance Co. Ltd.(b)	8,163,489	59,393,927
Hero MotoCorp Ltd.	993,086	34,932,768
HFCL Ltd.	7,189,045	7,071,973
Hindalco Industries Ltd.	12,130,381	68,052,325
Hindustan Petroleum Corp. Ltd.	5,442,906	16,063,140
Hindustan Unilever Ltd.	7,191,281	237,578,516
Hitachi Energy India Ltd.	91,023	3,323,174
Housing Development Finance Corp. Ltd.	14,963,086	497,372,618
ICICI Bank Ltd.	44,920,016	526,310,360
ICICI Lombard General Insurance Co. Ltd.(b)	1,988,707	29,696,453
ICICI Prudential Life Insurance Co. Ltd.(b)	3,172,350	18,608,643
ICICI Securities Ltd.(b)	815,663	5,317,188
IDFC First Bank Ltd.(a)	25,705,691	18,650,954
IDFC Ltd.	11,186,749	11,322,367
IIFL Finance Ltd.	1,112,881	6,425,519
IIFL Wealth Management Ltd.	362,185	8,145,069
India Cements Ltd. (The)	1,907,003	5,663,728
Indiabulls Housing Finance Ltd.(a)	2,817,062	4,959,962
Indiabulls Real Estate Ltd.(a)	3,188,146	3,277,507
IndiaMART Intermesh Ltd.(b)	147,211	7,968,277
Indian Bank	2,155,904	7,120,457
Indian Energy Exchange Ltd.(b)	4,227,739	7,732,795
Indian Hotels Co. Ltd. (The)	7,108,816	28,331,229
Indian Oil Corp. Ltd.	23,564,165	22,297,378
Indian Railway Catering & Tourism Corp. Ltd.	2,250,410	20,431,616
Indraprastha Gas Ltd.	2,680,654	14,587,776
Indus Towers Ltd.	5,789,911	14,295,135
Info Edge India Ltd.	661,270	32,778,926
Infosys Ltd.	29,144,388	592,386,207
Security	Shares	Value

India (continued)
Inox Leisure Ltd.(a)	646,741	$4,303,811
Intellect Design Arena Ltd.	808,951	4,592,718
InterGlobe Aviation Ltd.(a)(b)	916,815	21,869,029
Ipca Laboratories Ltd.	1,280,534	13,689,866
IRB Infrastructure Developers Ltd.	1,376,534	4,770,995
ITC Ltd.	26,166,682	109,615,562
Jindal Steel & Power Ltd.	3,758,791	24,984,537
JK Cement Ltd.	304,092	11,519,388
JK Paper Ltd.	413,452	2,135,641
JM Financial Ltd.	4,081,997	3,747,981
JSW Steel Ltd.	6,613,976	60,746,172
Jubilant Foodworks Ltd.	3,665,623	24,824,161
Jubilant Ingrevia Ltd.	614,308	4,074,757
Jubilant Pharmova Ltd.	693,394	3,347,266
Just Dial Ltd.(a)	235,942	1,743,444
Jyothy Labs Ltd.	1,635,675	4,077,573
Kajaria Ceramics Ltd.	837,156	11,863,149
Kansai Nerolac Paints Ltd.	1,216,663	6,713,161
Karur Vysya Bank Ltd. (The)	4,374,777	5,413,646
Kaveri Seed Co. Ltd.	339,134	2,128,813
KEC International Ltd.	1,158,524	5,956,207
KEI Industries Ltd.	561,897	10,609,372
Kotak Mahindra Bank Ltd.	4,917,156	117,920,527
KPIT Technologies Ltd.	1,490,711	13,231,438
KPR Mill Ltd.	843,019	5,781,882
Krishna Institute Of Medical Sciences Ltd.(a)(b)	221,059	4,076,191
L&T Finance Holdings Ltd.	7,006,721	7,543,831
Lakshmi Machine Works Ltd.	48,915	8,007,673
Larsen & Toubro Infotech Ltd.(b)	366,487	22,044,227
Larsen & Toubro Infotech Ltd., NVS	406,866	24,174,033
Larsen & Toubro Ltd.	6,063,137	154,960,167
Laurus Labs Ltd.(b)	3,008,473	15,481,263
Lemon Tree Hotels Ltd.(a)(b)	3,701,105	4,621,395
LIC Housing Finance Ltd.	2,715,611	12,951,844
Linde India Ltd.	205,944	7,759,865
Lupin Ltd.	1,687,728	15,916,295
Mahanagar Gas Ltd.	670,787	7,458,378
Mahindra & Mahindra Financial Services Ltd.	5,054,929	13,431,833
Mahindra & Mahindra Ltd.	7,793,264	125,369,382
Mahindra CIE Automotive Ltd.	1,136,701	3,983,770
Mahindra Lifespace Developers Ltd.	667,932	3,192,759
Manappuram Finance Ltd.	4,930,790	7,026,635
Marico Ltd.	4,860,223	30,338,212
Maruti Suzuki India Ltd.	1,075,308	118,897,104
Mastek Ltd.	122,569	2,591,061
Max Financial Services Ltd.(a)	1,942,160	16,821,969
Max Healthcare Institute Ltd.(a)	6,811,670	37,758,376
Medplus Health Services Ltd.(a)	260,407	2,198,090
Metropolis Healthcare Ltd.(b)	266,309	4,827,929
Mindspace Business Parks REIT(b)	1,526,745	6,275,803
Motherson Sumi Wiring India Ltd.	20,092,055	15,418,456
Motilal Oswal Financial Services Ltd.	380,421	3,106,278
Mphasis Ltd.	759,232	19,028,092
MRF Ltd.	16,978	19,586,625
Multi Commodity Exchange of India Ltd.	221,375	4,271,195
Muthoot Finance Ltd.	1,117,464	14,891,970
Narayana Hrudayalaya Ltd.	684,508	6,262,033
Natco Pharma Ltd.	941,521	6,515,007
National Aluminium Co. Ltd.	8,550,889	8,188,583
Navin Fluorine International Ltd.	314,599	16,818,521

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Nestle India Ltd.	303,937	$75,471,264
NIIT Ltd.	641,777	2,519,677
Nippon Life India Asset Management Ltd.(b)	1,580,758	5,282,679
NTPC Ltd.	35,044,107	74,252,726
Nuvoco Vistas Corp. Ltd.(a)	1,017,670	4,662,880
Oberoi Realty Ltd.	1,030,517	11,748,786
Oil & Natural Gas Corp. Ltd.	21,619,753	37,881,269
Oil India Ltd.	2,829,907	7,169,512
Oracle Financial Services Software Ltd.	156,407	6,006,293
Orient Electric Ltd.	1,180,165	4,098,218
Page Industries Ltd.	51,639	30,176,020
PB Fintech Ltd.(a)	1,252,687	7,002,147
Persistent Systems Ltd.	462,072	23,872,446
Petronet LNG Ltd.	6,688,001	17,541,148
Phoenix Mills Ltd. (The)	673,593	12,112,060
PI Industries Ltd.	730,175	31,514,379
Pidilite Industries Ltd.	1,446,470	48,972,174
Piramal Enterprises Ltd.	1,017,215	10,345,773
Piramal Pharma Ltd., NVS(a)	4,328,486	7,138,291
PNB Housing Finance Ltd.(a)(b)	568,805	3,145,442
Polycab India Ltd.	413,812	13,101,638
Polyplex Corporation Ltd.	152,764	3,383,232
Poonawalla Fincorp Ltd.	2,031,012	7,808,120
Power Grid Corp. of India Ltd.	28,135,809	77,629,840
Praj Industries Ltd.	1,200,419	5,807,419
Prestige Estates Projects Ltd.	1,595,822	9,332,707
Procter & Gamble Health Ltd.	68,675	3,517,015
PVR Ltd.(a)	487,841	11,155,852
Quess Corp. Ltd.(b)	819,173	4,441,545
Radico Khaitan Ltd.	803,608	10,484,346
Rain Industries Ltd.	1,548,849	3,454,365
Rajesh Exports Ltd.	677,094	6,348,281
Rallis India Ltd.	1,036,919	3,110,224
Ramco Cements Ltd. (The)	1,109,372	9,243,859
Raymond Ltd.	307,667	5,193,978
RBL Bank Ltd.(a)(b)	4,210,030	8,004,427
REC Ltd.	9,178,193	12,500,566
Redington Ltd.	5,260,116	11,669,958
Relaxo Footwears Ltd.	609,386	7,122,561
Reliance Industries Ltd.	26,333,752	885,801,591
Reliance Power Ltd.(a)	19,609,247	3,879,991
Route Mobile Ltd.	298,473	4,894,006
Samvardhana Motherson International Ltd.	16,998,948	15,741,322
Sanofi India Ltd.	92,845	6,532,826
Saregama India Ltd.	518,468	2,432,976
SBI Cards & Payment Services Ltd.	2,133,017	21,700,505
SBI Life Insurance Co. Ltd.(b)	4,114,905	64,914,543
Schaeffler India Ltd.	14,569	482,204
Sheela Foam Ltd.(a)	139,520	4,435,332
Shree Cement Ltd.	100,617	29,630,918
Shree Renuka Sugars Ltd.(a)	6,651,611	4,811,920
Shriram Transport Finance Co. Ltd.	1,706,106	28,398,112
Shriram Transport Finance Co. Ltd., NVS	246,084	4,079,432
Siemens Ltd.	681,305	23,302,794
SKF India Ltd.	124,523	7,225,714
Solar Industries India Ltd.	247,441	11,865,087
Sonata Software Ltd.	789,080	5,717,120
SRF Ltd.	1,379,124	40,278,020
State Bank of India	15,986,082	118,820,449
Sterlite Technologies Ltd.	1,862,608	4,080,707
Security	Shares	Value

India (continued)
Strides Pharma Science Ltd.(a)	585,647	$2,430,149
Sumitomo Chemical India Ltd.	784,998	4,582,239
Sun Pharma Advanced Research Co. Ltd.(a)	1,136,730	3,525,022
Sun Pharmaceutical Industries Ltd.	8,305,697	107,102,683
Sun TV Network Ltd.	783,779	4,759,749
Sundram Fasteners Ltd.	813,779	9,176,972
Sunteck Realty Ltd.	641,087	3,189,407
Supreme Industries Ltd.	599,189	17,932,006
Suven Pharmaceuticals Ltd.	1,222,410	6,995,544
Suzlon Energy Ltd.(a)	49,744,746	5,712,850
Symphony Ltd.	181,509	2,011,803
Syngene International Ltd.(b)	1,213,590	9,103,171
Tanla Platforms Ltd.	605,249	5,952,602
Tata Chemicals Ltd.	1,328,424	16,969,318
Tata Communications Ltd.	958,020	15,378,916
Tata Consultancy Services Ltd.	7,898,314	331,693,458
Tata Consumer Products Ltd.	4,821,013	48,563,399
Tata Elxsi Ltd.	311,289	27,139,344
Tata Motors Ltd.(a)	14,501,732	79,062,578
Tata Power Co. Ltd. (The)	13,079,617	36,337,928
Tata Steel Ltd.	64,118,289	85,825,539
Tata Teleservices Maharashtra Ltd.(a)	4,459,098	5,587,818
TeamLease Services Ltd.(a)	117,242	3,608,084
Tech Mahindra Ltd.	5,075,644	67,733,765
Tejas Networks Ltd.(a)(b)	321,560	2,591,670
Thermax Ltd.	415,439	10,494,980
Timken India Ltd.	167,534	6,845,413
Titan Co. Ltd.	3,171,089	104,073,201
Torrent Pharmaceuticals Ltd.	908,494	18,559,774
Torrent Power Ltd.	1,556,655	10,325,730
Trent Ltd.	1,737,055	31,563,803
Trident Ltd.	10,841,911	4,767,924
TTK Prestige Ltd.	600,368	6,568,810
Tube Investments of India Ltd.	926,697	31,802,418
TV18 Broadcast Ltd.(a)	5,272,526	2,415,602
TVS Motor Co. Ltd.	1,790,697	23,168,019
UltraTech Cement Ltd.	912,590	79,533,966
United Spirits Ltd.(a)	2,740,152	31,527,869
UNO Minda Ltd.	1,454,488	9,876,235
UPL Ltd.	4,539,342	44,226,827
UTI Asset Management Co. Ltd.	415,141	4,002,155
Vardhman Textiles Ltd.	1,163,911	4,999,627
Varun Beverages Ltd.	1,800,455	27,630,430
Vedanta Ltd.	6,942,932	26,247,423
V-Guard Industries Ltd.	1,981,758	6,174,634
Vinati Organics Ltd.	290,341	7,685,226
VIP Industries Ltd.	549,175	4,866,354
V-Mart Retail Ltd.	120,389	4,157,829
Vodafone Idea Ltd.(a)	78,760,030	8,010,064
Voltas Ltd.	1,961,222	19,831,863
Welspun Corp. Ltd.	1,194,385	3,716,415
Welspun India Ltd.	2,629,395	2,659,303
Westlife Development Ltd.(a)	499,379	4,454,234
Whirlpool of India Ltd.	323,562	6,091,373
Wipro Ltd.	11,792,704	59,738,461
Yes Bank Ltd., (Acquired 03/16/20, Cost: $35,983,750)(e)	12,578,231	2,569,435
Yes Bank Ltd.(a)	86,683,855	18,325,086
Zee Entertainment Enterprises Ltd.	7,754,002	25,261,670
Zensar Technologies Ltd.	1,001,744	2,766,372

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Zomato Ltd.(a)	24,456,868	$19,919,216
		10,368,409,632
Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	68,896,300	2,195,469
Adaro Energy Indonesia Tbk PT	128,559,000	31,814,674
AKR Corporindo Tbk PT	108,527,100	9,588,445
Aneka Tambang Tbk	72,384,643	9,218,515
Astra Agro Lestari Tbk PT	5,926,600	3,139,699
Astra International Tbk PT	175,154,500	67,767,079
Astrindo Nusantara Infrastructure Tbk PT(a)	318,128,100	3,761,359
Bank Aladin Syariah Tbk PT(a)	44,407,400	4,022,537
Bank BTPN Syariah Tbk PT	26,249,000	5,357,262
Bank Central Asia Tbk PT	474,919,000	282,139,191
Bank Jago Tbk PT(a)	37,413,000	10,985,159
Bank Mandiri Persero Tbk PT	163,531,500	110,312,039
Bank Negara Indonesia Persero Tbk PT	65,630,200	41,576,108
Bank Neo Commerce Tbk PT(a)	46,603,494	2,205,378
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	36,740,419	3,179,527
Bank Rakyat Indonesia Persero Tbk PT	584,652,995	185,985,621
Bank Tabungan Negara Persero Tbk PT	49,224,576	4,822,158
Barito Pacific Tbk PT	251,083,700	12,650,434
Berkah Beton Sadaya Tbk PT	34,726,800	8,344,233
BFI Finance Indonesia Tbk PT	75,528,300	5,501,886
Bukalapak.com PT Tbk(a)	542,052,894	9,996,079
Bukit Asam Tbk PT	38,212,500	9,271,515
Bumi Resources Minerals Tbk PT(a)	400,256,500	4,677,300
Bumi Resources Tbk PT(a)	573,615,600	6,636,242
Bumi Serpong Damai Tbk PT(a)	89,506,900	5,228,327
Charoen Pokphand Indonesia Tbk PT	67,232,886	24,403,049
Ciputra Development Tbk PT	95,295,527	6,136,537
Digital Mediatama Maxima Tbk PT(a)	25,381,200	1,919,946
Gudang Garam Tbk PT	3,798,400	4,816,965
Hanson International Tbk PT(a)(d)	783,666,700	—
Harum Energy Tbk PT	22,034,100	2,478,983
Indah Kiat Pulp & Paper Tbk PT	24,683,400	15,778,187
Indika Energy Tbk PT	14,153,800	2,623,799
Indo Tambangraya Megah Tbk PT	3,576,600	9,525,940
Indocement Tunggal Prakarsa Tbk PT	13,875,900	8,810,520
Indofood CBP Sukses Makmur Tbk PT	19,936,900	12,799,699
Indofood Sukses Makmur Tbk PT	36,589,600	15,024,767
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	14,596,700	728,374
Inti Agri Resources Tbk PT(a)(d)	291,349,000	—
Japfa Comfeed Indonesia Tbk PT	49,034,000	4,157,578
Jasa Marga Persero Tbk PT(a)	21,001,880	4,161,775
Kalbe Farma Tbk PT	182,991,500	24,154,731
Matahari Department Store Tbk PT	9,061,800	2,983,227
Medco Energi Internasional Tbk PT	100,595,980	6,833,283
Media Nusantara Citra Tbk PT(a)	63,160,700	3,204,733
Medikaloka Hermina Tbk PT	36,931,700	3,580,132
Merdeka Copper Gold Tbk PT(a)	107,959,285	28,737,468
Metro Healthcare Indonesia TBK PT(a)	157,334,200	4,820,588
Mitra Adiperkasa Tbk PT(a)	101,046,600	9,342,012
Pabrik Kertas Tjiwi Kimia Tbk PT	14,029,600	7,473,425
Pakuwon Jati Tbk PT	193,220,700	5,827,241
Panin Financial Tbk PT	181,041,200	5,448,040
Perusahaan Gas Negara Tbk PT	93,609,000	11,266,145
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	37,122,700	2,565,777
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	—
Security	Shares	Value

Indonesia (continued)
PP Persero Tbk PT(a)	36,747,850	$2,091,051
Sarana Menara Nusantara Tbk PT	201,959,500	14,556,634
Semen Indonesia Persero Tbk PT	25,340,000	12,298,713
Smartfren Telecom Tbk PT(a)	919,825,800	4,293,649
Sugih Energy Tbk PT(a)(d)	27,492,211	—
Sumber Alfaria Trijaya Tbk PT	140,209,200	27,644,408
Summarecon Agung Tbk PT	125,833,541	5,107,120
Surya Citra Media Tbk PT	245,917,500	3,916,738
Surya Esa Perkasa Tbk PT	69,709,600	4,743,856
Telkom Indonesia Persero Tbk PT	420,930,300	108,589,381
Trada Alam Minera Tbk PT(a)(d)	280,960,700	—
Transcoal Pacific Tbk PT	9,538,800	6,609,218
Unilever Indonesia Tbk PT	63,930,900	19,540,362
United Tractors Tbk PT	14,617,700	28,752,163
Vale Indonesia Tbk PT(a)	19,466,000	9,221,653
Waskita Karya Persero Tbk PT(a)	128,043,244	3,447,472
Wijaya Karya Persero Tbk PT(a)	41,181,423	2,447,742
XL Axiata Tbk PT	37,114,500	5,150,771
		1,328,390,088
Kuwait — 1.0%
Agility Public Warehousing Co. KSC	13,240,899	34,191,618
Al Ahli Bank of Kuwait KSCP	4,889,801	5,390,469
Boubyan Bank KSCP	12,842,649	35,339,629
Boubyan Petrochemicals Co. KSCP	4,076,269	10,851,704
Gulf Bank KSCP	14,177,620	15,685,105
Gulf Cable & Electrical Industries Co. KSCP	936,846	4,036,572
Humansoft Holding Co. KSC	781,569	8,544,745
Jazeera Airways Co. KSCP	747,508	4,375,657
Kuwait Finance House KSCP	64,498,670	182,856,351
Kuwait International Bank KSCP	9,082,852	5,961,718
Kuwait Projects Co. Holding KSCP	18,283,696	7,372,700
Mabanee Co. KPSC	5,655,832	16,292,548
Mobile Telecommunications Co. KSCP	19,517,003	37,357,067
National Bank of Kuwait SAKP	63,319,961	231,676,309
National Industries Group Holding SAK	19,187,482	15,171,402
National Investments Co. KSCP	2,300,311	2,041,434
National Real Estate Co. KPSC(a)	9,074,337	4,477,824
Salhia Real Estate Co. KSCP	3,945,085	6,799,659
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	6,052,336	3,885,619
Warba Bank KSCP(a)	8,719,013	7,068,639
		639,376,769
Malaysia — 1.7%
AEON Credit Service M Bhd(c)	2,417,700	7,011,530
Alliance Bank Malaysia Bhd(c)	11,895,800	10,380,817
AMMB Holdings Bhd	14,917,700	14,042,485
Axiata Group Bhd	24,170,000	17,756,801
Bermaz Auto Bhd(c)	9,661,100	4,265,694
British American Tobacco Malaysia Bhd	1,493,800	3,800,406
Bursa Malaysia Bhd	5,773,600	8,966,438
Carlsberg Brewery Malaysia Bhd(c)	1,653,500	8,497,878
CIMB Group Holdings Bhd(c)	58,201,500	76,127,183
CTOS Digital Bhd	10,280,700	3,305,300
D&O Green Technologies Bhd(c)	5,651,000	5,166,804
Dagang NeXchange Bhd(c)	25,304,100	3,351,133
Dialog Group Bhd	31,103,796	15,976,602
DiGi.Com Bhd.	28,104,500	25,374,013
DRB-Hicom Bhd	9,977,000	3,378,743
Fraser & Neave Holdings Bhd	1,386,400	6,563,170
Frontken Corp. Bhd(c)	12,373,200	8,796,334

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Gamuda Bhd	16,360,800	$14,697,266
Genting Bhd	18,198,800	18,218,715
Genting Malaysia Bhd	26,533,300	16,007,201
Genting Plantations Bhd(c)	4,780,600	6,675,104
Greatech Technology Bhd(a)(c)	4,091,000	4,305,107
HAP Seng Consolidated Bhd	5,962,100	8,914,493
Hartalega Holdings Bhd(c)	14,585,200	5,705,458
Hibiscus Petroleum Bhd	14,651,800	3,672,586
Hong Leong Bank Bhd	5,636,000	26,488,027
Hong Leong Financial Group Bhd	2,481,700	10,355,706
Hong Seng Consolidated Bhd(a)(c)	26,078,200	1,329,006
IGB Real Estate Investment Trust	16,155,600	6,035,060
IHH Healthcare Bhd	15,604,700	20,413,063
IJM Corp. Bhd	25,998,000	9,384,685
Inari Amertron Bhd	24,745,100	15,035,690
IOI Corp. Bhd	21,454,100	18,492,436
Kossan Rubber Industries Bhd	11,982,600	3,005,395
KPJ Healthcare Bhd	32,781,200	6,928,460
Kuala Lumpur Kepong Bhd	3,763,300	17,714,453
Lotte Chemical Titan Holding Bhd(b)(c)	5,243,900	1,914,563
Magnum Bhd.	10,988,786	3,319,866
Malayan Banking Bhd	39,488,200	76,753,101
Malaysia Airports Holdings Bhd(a)	6,808,200	9,873,843
Malaysia Building Society Bhd(c)	31,855,800	4,280,897
Malaysian Pacific Industries Bhd(c)	957,000	6,095,597
Malaysian Resources Corp. Bhd	30,841,700	2,235,096
Maxis Bhd(c)	20,664,300	17,908,772
Mega First Corp. Bhd	7,325,300	5,518,658
MISC Bhd	11,355,000	18,442,682
MR DIY Group M Bhd(b)	16,963,050	8,038,918
My EG Services Bhd	54,911,400	11,013,159
Nestle Malaysia Bhd	547,000	17,083,373
Padini Holdings Bhd	3,714,200	2,872,816
Pentamaster Corp. Bhd	6,526,600	6,396,558
Petronas Chemicals Group Bhd(c)	20,545,900	39,593,176
Petronas Dagangan Bhd.	2,644,600	14,140,211
Petronas Gas Bhd	6,694,600	25,288,202
PPB Group Bhd	6,127,120	23,749,263
Press Metal Aluminium Holdings Bhd	30,872,900	33,921,088
Public Bank Bhd(c)	124,953,100	126,723,543
QL Resources Bhd	10,964,743	13,732,123
RHB Bank Bhd	11,724,666	14,852,145
Scientex Bhd	8,883,800	6,734,685
Sime Darby Bhd	23,319,800	11,312,643
Sime Darby Plantation Bhd	17,547,100	16,831,155
Sime Darby Property Bhd	36,337,300	3,981,171
SKP Resources Bhd.	11,018,225	4,263,571
SP Setia Bhd Group	20,303,500	3,198,891
Sports Toto Bhd	8,119,750	3,033,290
Sunway REIT	22,352,400	7,301,955
Supermax Corp. Bhd(c)	13,863,627	2,788,713
Telekom Malaysia Bhd.	9,706,800	12,269,489
Tenaga Nasional Bhd	22,902,100	48,575,609
TIME dotCom Bhd.	12,037,300	13,207,875
Top Glove Corp. Bhd(c)	42,910,400	8,446,957
UMW Holdings Bhd(c)	3,239,800	2,376,988
UWC Bhd(c)	4,141,000	3,911,801
ViTrox Corp. Bhd(c)	3,724,800	6,166,132
VS Industry Bhd(c)	31,701,550	6,524,682
Yinson Holdings Bhd	16,771,160	8,894,171
Security	Shares	Value

Malaysia (continued)
YTL Corp. Bhd	7,083,600	$919,517
YTL Power International Bhd	4,175,700	716,421
		1,091,342,608
Mexico — 2.4%
Alfa SAB de CV, Class A	24,590,300	17,040,132
Alsea SAB de CV(a)	5,012,995	9,995,331
America Movil SAB de CV, Series L, NVS	238,899,672	232,411,467
Arca Continental SAB de CV	3,323,538	27,736,918
Banco del Bajio SA(b)	7,045,097	23,515,302
Bolsa Mexicana de Valores SAB de CV	3,956,478	7,773,924
Cemex SAB de CV, NVS(a)	133,150,883	61,075,221
Coca-Cola Femsa SAB de CV	4,160,800	28,373,404
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	7,225,859	7,171,929
Corp Inmobiliaria Vesta SAB de CV	5,188,700	11,604,250
FIBRA Macquarie Mexico(b)	9,600,800	14,331,038
Fibra Uno Administracion SA de CV	27,348,100	33,976,052
Fomento Economico Mexicano SAB de CV	16,608,745	132,343,135
GCC SAB de CV	1,618,857	11,657,717
Genomma Lab Internacional SAB de CV, Class B	8,366,424	6,764,601
Gentera SAB de CV	10,467,892	11,165,607
Gruma SAB de CV, Class B	1,757,275	21,934,515
Grupo Aeroportuario del Centro Norte SAB de CV	2,452,052	21,263,233
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,092,100	49,899,257
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,728,155	42,754,236
Grupo Bimbo SAB de CV, Series A(c)	12,190,902	51,773,738
Grupo Carso SAB de CV, Series A1	4,310,836	18,618,325
Grupo Comercial Chedraui SA de CV.	3,227,159	14,031,635
Grupo Financiero Banorte SAB de CV, Class O	22,534,378	180,214,291
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	19,378,242	35,986,442
Grupo Herdez SAB de CV(c)	2,323,100	4,758,418
Grupo Mexico SAB de CV, Series B	27,222,020	111,010,083
Grupo Televisa SAB, CPO	20,976,456	23,037,789
Industrias Penoles SAB de CV	1,235,930	16,615,296
Kimberly-Clark de Mexico SAB de CV, Class A	12,496,975	21,244,987
La Comer SAB de CV(c)	5,242,296	9,833,041
Nemak SAB de CV(a)(b)	14,389,224	4,288,278
Operadora De Sites Mexicanos SAB de CV(c)	12,083,195	13,251,809
Orbia Advance Corp. SAB de CV	8,744,183	17,099,514
PLA Administradora Industrial S. de RL de CV(c)	8,095,849	11,740,534
Prologis Property Mexico SA de CV	5,125,049	15,802,279
Promotora y Operadora de Infraestructura SAB de CV	1,722,225	15,195,998
Qualitas Controladora SAB de CV	1,673,478	7,053,345
Regional SAB de CV	2,047,347	14,991,665
Sitios Latinoamerica SAB de CV(a)(c)	12,195,419	5,486,485
Wal-Mart de Mexico SAB de CV	45,059,096	179,171,444
		1,543,992,665
Netherlands — 0.0%
NEPI Rockcastle NV	3,790,176	22,418,194
Pepco Group NV(a)(b)	1,402,894	12,849,362
		35,267,556
Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	1,954,795	15,951,127
Credicorp Ltd.	610,258	93,705,116
Southern Copper Corp.	715,095	43,635,097
		153,291,340

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	15,709,640	$16,738,699
ACEN Corp.	69,691,735	8,795,507
Alliance Global Group Inc.	38,250,200	6,624,658
Ayala Corp.	2,253,795	27,985,022
Ayala Land Inc.	63,743,840	36,049,532
Bank of the Philippine Islands	16,046,923	30,149,501
BDO Unibank Inc.	17,997,796	41,656,208
Bloomberry Resorts Corp.(a)	43,723,800	5,696,645
Cebu Air Inc.(a)	2,948,330	2,006,211
Converge Information and Communications Technology Solutions Inc.(a)	18,717,700	5,155,240
Cosco Capital Inc.	33,334,600	2,357,468
D&L Industries Inc.	33,405,800	4,690,391
DMCI Holdings Inc.	35,798,900	6,094,968
Globe Telecom Inc.	266,084	10,860,272
GT Capital Holdings Inc.	887,580	6,917,224
International Container Terminal Services Inc.	9,753,090	35,511,008
JG Summit Holdings Inc.	28,380,421	24,907,913
Jollibee Foods Corp.	4,126,850	17,946,013
Manila Electric Co.	1,878,720	9,316,572
Manila Water Co. Inc.	12,303,400	4,721,272
Megaworld Corp.	112,151,200	4,462,507
Metro Pacific Investments Corp.	136,642,800	8,358,983
Metropolitan Bank & Trust Co.	15,559,033	15,854,400
Monde Nissin Corp.(b)	50,482,000	11,305,248
PLDT Inc.	733,850	22,816,335
Puregold Price Club Inc.	9,496,350	5,986,063
Robinsons Land Corp.	22,442,913	6,401,895
Security Bank Corp.	3,127,610	5,335,213
Semirara Mining & Power Corp.	7,626,800	4,539,978
SM Investments Corp.	2,223,862	37,138,323
SM Prime Holdings Inc.	92,358,896	59,871,726
Universal Robina Corp.	7,831,330	18,450,043
Vista Land & Lifescapes Inc.	3,403,000	84,268
Wilcon Depot Inc.	13,466,200	7,683,293
		512,468,599
Poland — 0.7%
Alior Bank SA(a)(c)	916,738	7,538,464
Allegro.eu SA (a)(b)(c)	3,101,505	15,861,340
AmRest Holdings SE(a)(c)	769,535	3,447,548
Asseco Poland SA(c)	572,522	9,392,442
Bank Millennium SA(a)	6,692,986	7,086,827
Bank Polska Kasa Opieki SA	1,596,000	30,528,550
Budimex SA	131,586	8,049,888
CCC SA(a)(c)	358,120	3,057,005
CD Projekt SA(c)	556,081	16,569,640
Cyfrowy Polsat SA	2,097,742	8,795,270
Dino Polska SA(a)(b)	450,871	37,056,409
Enea SA(a)	2,615,329	3,405,132
Eurocash SA(a)	929,647	2,838,149
Grupa Azoty SA(a)	474,274	3,855,942
Jastrzebska Spolka Weglowa SA(a)(c)	516,833	7,123,220
KGHM Polska Miedz SA	1,223,802	32,396,031
KRUK SA	165,256	11,064,608
LPP SA	9,997	21,670,426
mBank SA(a)	140,391	10,079,280
Orange Polska SA	5,637,172	8,045,390
PGE Polska Grupa Energetyczna SA(a)	7,502,899	10,968,359
Polski Koncern Naftowy ORLEN SA	5,454,749	80,289,519
Powszechna Kasa Oszczednosci Bank Polski SA	7,537,123	48,638,390
Security	Shares	Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	5,144,491	$36,827,865
Santander Bank Polska SA	313,122	19,512,441
Tauron Polska Energia SA(a)	10,493,882	4,831,360
Warsaw Stock Exchange(c)	438,182	3,485,368
		452,414,863
Qatar — 1.0%
Al Meera Consumer Goods Co. QSC	1,249,980	5,647,783
Baladna	7,240,020	3,352,857
Barwa Real Estate Co.	14,747,473	13,305,974
Commercial Bank PSQC (The)	28,245,122	45,858,894
Doha Bank QPSC	13,817,203	8,061,923
Estithmar Holding QPSC(a)	3,647,143	1,954,456
Gulf International Services QSC(a)	9,170,753	3,938,735
Industries Qatar QSC	13,837,869	56,393,505
Masraf Al Rayan QSC	47,086,984	45,566,826
Medicare Group	1,719,872	3,071,135
Mesaieed Petrochemical Holding Co.	41,682,729	26,611,556
Ooredoo QPSC	6,513,655	15,720,019
Qatar Aluminum Manufacturing Co.	29,162,726	12,695,311
Qatar Electricity & Water Co. QSC	4,451,226	20,475,289
Qatar Fuel QSC	3,661,760	18,084,765
Qatar Gas Transport Co. Ltd.	21,130,407	22,912,801
Qatar Insurance Co. SAQ	15,185,423	8,261,591
Qatar International Islamic Bank QSC	8,680,959	26,035,306
Qatar Islamic Bank SAQ	14,314,936	95,069,683
Qatar National Bank QPSC	40,242,897	215,534,460
Qatar National Cement Co. QSC	2,865,405	3,584,728
Qatar Navigation QSC	3,898,365	10,625,687
United Development Co. QSC	18,863,162	7,127,275
Vodafone Qatar QSC	22,906,612	10,614,812
		680,505,371
Russia — 0.0%
Aeroflot PJSC(a)(d)	12,448,217	2,040
Alrosa PJSC(d)	22,555,750	3,696
Credit Bank of Moscow PJSC(a)(d)	131,641,331	21,572
Detsky Mir PJSC(b)(d)	5,639,776	924
Federal Grid Co. Unified Energy System PJSC(a)(d)	2,175,770,000	356
Gazprom PJSC(d)	101,307,770	16,601
Globaltrans Investment PLC, GDR(a)(d)(f)	1,523,220	250
Inter RAO UES PJSC(d)	270,997,905	44,408
LSR Group PJSC(a)(d)	498,324	82
LUKOIL PJSC(d)	3,545,225	581
Magnit PJSC(d)	582,606	95
Magnit PJSC, GDR(d)(f)	2	—
MMC Norilsk Nickel PJSC(d)	542,170	89
Mobile TeleSystems PJSC(d)	7,617,292	1,248
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,320,031	2,019
Novatek PJSC(d)	7,792,960	1,277
Novolipetsk Steel PJSC(d)	12,759,568	2,091
OGK-2 PJSC(d)	319,608,000	52,373
Ozon Holdings PLC, GDR(a)(d)	453,223	74
PhosAgro PJSC(d)	409,067	67
PhosAgro PJSC, GDR(d)(f)	1	—
PhosAgro PJSC, New(d)	7,905	79
Polymetal International PLC(a)(d)	3,035,664	497
Polyus PJSC(a)(d)	290,787	48
Ros Agro PLC, GDR(a)(d)(f)	300,309	49
Rosneft Oil Co. PJSC(d)	9,721,202	1,593
Rostelecom PJSC(d)	8,098,021	1,327

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Sberbank of Russia PJSC(a)(d)	91,862,230	$15,053
Segezha Group PJSC(b)(d)	34,454,100	5,646
Severstal PAO(d)	1,835,503	301
Sistema PJSFC(a)(d)	30,748,700	5,039
Sovcomflot PJSC(a)(d)	4,464,400	731
Surgutneftegas PJSC(d)	60,550,132	9,922
Tatneft PJSC(d)	11,775,415	1,929
TCS Group Holding PLC, GDR(a)(d)(f)	1,042,828	171
Unipro PJSC(d)	160,829,082	26,355
United Co. RUSAL International PJSC(a)(d)	26,465,860	4,337
VK Co. Ltd.(a)(d)	956,753	157
VTB Bank PJSC(a)(d)	25,685,534,000	4,209
X5 Retail Group NV, GDR(d)	1,023,928	168
Yandex NV(a)(d)	2,640,123	433
		227,887
Saudi Arabia — 4.1%
Abdullah Al Othaim Markets Co.	407,806	12,527,413
ACWA Power Co.	672,756	25,299,242
Advanced Petrochemical Co.	1,176,880	13,112,327
Al Hammadi Holding	993,998	11,169,651
Al Masane Al Kobra Mining Co.	137,038	2,887,121
Al Moammar Information Systems Co.	122,112	3,185,722
Al Rajhi Bank(a)	17,121,988	368,679,204
Aldrees Petroleum and Transport Services Co.	563,966	11,029,893
Alinma Bank	8,623,285	79,823,723
Almarai Co. JSC	2,143,686	30,537,121
Alujain Corp.	468,113	4,684,620
AngloGold Ashanti Ltd.	3,612,944	65,946,094
Arab National Bank	5,455,263	50,439,531
Arabian Cement Co./Saudi Arabia	650,391	5,958,917
Arabian Contracting Services Co.	146,097	4,407,929
Arabian Internet & Communications Services Co.	222,510	14,596,254
Arriyadh Development Co.	1,293,116	6,388,803
Astra Industrial Group	305,054	4,285,178
Bank AlBilad(a)	4,272,316	59,201,540
Bank Al-Jazira.	3,417,352	19,378,258
Banque Saudi Fransi	5,365,300	61,508,292
Bupa Arabia for Cooperative Insurance Co.	569,696	27,001,063
City Cement Co.	864,204	4,394,755
Co. for Cooperative Insurance (The)(a)	580,908	12,407,778
Dallah Healthcare Co.	313,884	14,601,926
Dar Al Arkan Real Estate Development Co.(a)	4,439,722	16,392,539
Dr Sulaiman Al Habib Medical Services Group Co.	748,693	46,396,087
Eastern Province Cement Co.	628,125	6,591,702
Elm Co.	202,412	17,880,126
Emaar Economic City(a)	3,879,252	8,871,145
Etihad Etisalat Co.	3,328,952	32,470,559
Fawaz Abdulaziz Al Hokair & Co.(a)	470,253	2,188,655
Herfy Food Services Co.(a)	328,460	3,168,117
Jarir Marketing Co.	508,615	22,451,710
Leejam Sports Co. JSC.	275,447	6,245,421
Methanol Chemicals Co.(a)	301,552	2,291,082
Middle East Healthcare Co.(a)	176,700	1,311,511
Middle East Paper Co.	380,164	2,909,768
Mobile Telecommunications Co.(a)	3,703,999	11,055,109
Mouwasat Medical Services Co.	454,541	22,983,215
Nahdi Medical Co.	361,580	18,274,975
National Agriculture Development Co. (The)(a)	709,873	4,467,421
National Gas & Industrialization Co.	365,153	5,117,775
National Industrialization Co.(a)	2,979,921	8,870,055
Security	Shares	Value

Saudi Arabia (continued)
National Medical Care Co.	293,356	$5,940,389
Qassim Cement Co. (The)	517,386	8,711,986
Rabigh Refining & Petrochemical Co.(a)	3,875,050	10,621,605
Reinet Investments SCA	1,267,982	22,384,485
Riyad Bank	11,770,668	109,020,204
SABIC Agri-Nutrients Co.	1,906,114	73,796,575
Sahara International Petrochemical Co.	3,314,448	32,106,079
Saudi Airlines Catering Co.(a)	535,694	11,049,189
Saudi Arabian Mining Co.(a)	7,522,809	138,769,614
Saudi Arabian Oil Co.(b)	20,856,242	186,572,304
Saudi Basic Industries Corp.	7,836,229	174,512,371
Saudi British Bank (The)	7,884,938	86,324,012
Saudi Cement Co.	652,495	9,050,560
Saudi Ceramic Co.	354,032	2,967,001
Saudi Electricity Co.	7,226,083	47,915,901
Saudi Ground Services Co.(a)	821,725	5,253,177
Saudi Industrial Investment Group	2,742,596	15,043,107
Saudi Investment Bank (The)	4,013,698	20,156,717
Saudi Kayan Petrochemical Co.(a)	6,565,896	20,555,287
Saudi National Bank (The)	19,131,433	263,418,725
Saudi Pharmaceutical Industries & Medical Appliances Corp.	784,750	4,980,846
Saudi Real Estate Co.(a)	1,495,069	4,628,483
Saudi Research & Media Group(a)	339,534	17,377,395
Saudi Tadawul Group Holding Co.	398,956	18,418,642
Saudi Telecom Co.	13,079,604	134,458,079
Saudia Dairy & Foodstuff Co.	197,579	11,464,181
Savola Group (The)	2,146,774	16,429,399
Seera Group Holding(a)	1,818,087	9,282,243
Southern Province Cement Co.	619,029	8,361,324
Theeb Rent A Car Co.	112,004	1,992,618
United Electronics Co.	487,386	9,653,338
United International Transportation Co.	304,047	3,682,426
Yamama Cement Co.(a)	1,211,425	8,721,691
Yanbu Cement Co.	925,723	9,091,087
Yanbu National Petrochemical Co.	2,191,612	24,641,642
		2,680,742,009
South Africa — 3.5%
Absa Group Ltd.	7,139,112	85,606,663
Adcock Ingram Holdings Ltd.	740,001	2,227,254
AECI Ltd.	1,288,512	6,861,364
African Rainbow Minerals Ltd.	1,059,700	17,787,508
Anglo American Platinum Ltd.	464,809	46,980,386
Aspen Pharmacare Holdings Ltd.	3,300,293	27,387,247
Astral Foods Ltd.	462,444	4,478,053
AVI Ltd.	2,428,533	10,324,523
Barloworld Ltd.	1,397,469	8,448,601
Bid Corp. Ltd.	2,918,023	56,345,852
Bidvest Group Ltd. (The)	2,435,427	32,734,742
Capitec Bank Holdings Ltd.	742,145	88,111,207
Clicks Group Ltd.	2,190,515	37,397,583
Coronation Fund Managers Ltd.	2,568,670	5,205,372
DataTec Ltd.	2,018,001	3,647,680
Dis-Chem Pharmacies Ltd.(b)	3,556,469	6,344,331
Discovery Ltd.(a)	4,398,580	32,368,639
Distell Group Holdings Ltd.(a)	972,467	9,830,546
DRDGOLD Ltd.	4,919,627	3,145,438
Equites Property Fund Ltd.	5,168,558	4,951,099
Exxaro Resources Ltd.	2,214,140	28,947,898
FirstRand Ltd.	43,456,249	168,891,563

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Fortress REIT Ltd., Series A(a)(c)	11,971,226	$7,684,301
Foschini Group Ltd. (The)	2,937,596	17,908,905
Gold Fields Ltd.	7,726,917	85,799,077
Grindrod Ltd.	1,361,433	880,993
Growthpoint Properties Ltd.	31,871,222	26,195,171
Harmony Gold Mining Co. Ltd.	4,913,529	17,790,124
Impala Platinum Holdings Ltd.	7,325,155	89,026,869
Investec Ltd.	2,782,647	16,700,488
JSE Ltd.	955,393	5,675,876
KAP Industrial Holdings Ltd.	28,328,191	7,361,822
Kumba Iron Ore Ltd.	554,830	15,674,604
Life Healthcare Group Holdings Ltd.	11,786,880	11,884,508
Momentum Metropolitan Holdings	9,902,391	10,443,417
Motus Holdings Ltd.	1,441,614	9,734,309
Mr. Price Group Ltd.	2,247,133	21,963,001
MTN Group Ltd.	14,631,708	119,901,748
MultiChoice Group.	3,416,143	23,509,970
Naspers Ltd., Class N	1,883,869	288,729,503
Nedbank Group Ltd.	3,992,808	52,791,712
Netcare Ltd.	9,702,728	8,395,535
Ninety One Ltd.	1,948,574	4,540,721
Northam Platinum Holdings Ltd.(a).	3,040,848	34,536,010
Oceana Group Ltd.	786,058	2,729,858
Old Mutual Ltd.	41,444,098	26,622,593
Omnia Holdings Ltd.	1,149,143	4,696,502
Pepkor Holdings Ltd.(b)	11,871,040	15,130,047
Pick n Pay Stores Ltd.	2,933,062	10,564,653
PSG Konsult Ltd.	5,076,807	3,487,993
Rand Merchant Investment Holdings Ltd.	7,066,749	11,943,640
Redefine Properties Ltd.	54,639,762	12,745,240
Remgro Ltd.	4,499,686	37,101,470
Resilient REIT Ltd.(c)	3,318,235	10,238,822
Reunert Ltd.	1,841,820	5,132,010
Royal Bafokeng Platinum Ltd.	926,793	8,841,742
Sanlam Ltd.	15,704,532	51,566,522
Santam Ltd.	209,332	3,184,462
Sappi Ltd.(a)	5,168,908	14,699,638
Sasol Ltd.	4,926,838	85,657,817
Shoprite Holdings Ltd.	4,435,839	65,293,672
Sibanye Stillwater Ltd.	24,112,571	67,091,235
SPAR Group Ltd. (The)	1,488,365	11,472,288
Standard Bank Group Ltd.	11,608,757	122,170,347
Steinhoff International Holdings NV(a)(c)	38,882,361	3,801,854
Super Group Ltd./South Africa	4,064,765	6,255,825
Telkom SA SOC Ltd.(a)(c)	2,934,259	5,888,253
Thungela Resources Ltd.(c)	1,168,906	21,336,315
Tiger Brands Ltd.	1,345,236	15,104,697
Transaction Capital Ltd.	3,972,048	8,784,675
Truworths International Ltd.	3,418,733	11,326,072
Vodacom Group Ltd.	5,338,364	38,855,308
Vukile Property Fund Ltd.(c)	8,722,438	6,928,168
Wilson Bayly Holmes-Ovcon Ltd.(a)	649,044	3,561,366
Woolworths Holdings Ltd	8,771,572	33,401,623
		2,290,766,920
South Korea — 11.5%
ABLBio Inc.(a)(c)	297,737	5,588,282
Advanced Nano Products Co. Ltd.(c)	94,755	6,461,593
AfreecaTV Co. Ltd.(c)	84,227	5,635,541
Ahnlab Inc.	61,968	3,246,551
Alteogen Inc.(a)(c)	305,695	8,693,990
Security	Shares	Value

South Korea (continued)
Amorepacific Corp.(c)	246,030	$24,768,470
AMOREPACIFIC Group(c)	242,940	5,905,309
Ananti Inc.(a)(c)	680,648	3,327,538
AptaBio Therapeutics Inc.(a)	119,222	1,283,550
Asiana Airlines Inc.(a)	350,208	3,414,656
BGF retail Co. Ltd.	72,561	11,387,537
BH Co. Ltd.(c)	265,783	5,371,272
Binggrae Co. Ltd.	42,970	1,289,864
Bioneer Corp.(a)(c)	225,805	5,808,467
BNC Korea Co. Ltd.(a)	70,681	289,754
BNK Financial Group Inc.	2,059,176	11,668,689
Boryung	340,710	2,783,591
Bukwang Pharmaceutical Co. Ltd.	428,505	2,651,413
Cellivery Therapeutics Inc.(a)(c)	274,604	2,670,938
Celltrion Healthcare Co. Ltd.	738,992	37,093,428
Celltrion Inc.(c).	848,609	115,041,486
Celltrion Pharm Inc.(a)(c)	150,082	7,701,768
Chabiotech Co. Ltd.(a)(c)	470,631	5,009,461
Cheil Worldwide Inc.	593,408	11,006,384
Chong Kun Dang Pharmaceutical Corp.(c)	71,365	4,567,805
Chunbo Co. Ltd.(c)	45,624	8,532,788
CJ CGV Co. Ltd.(a)	255,454	3,461,540
CJ CheilJedang Corp.	71,364	21,524,827
CJ Corp.	128,860	7,572,674
CJ ENM Co. Ltd.	89,354	5,768,873
CJ Logistics Corp.(a)(c)	77,524	5,259,759
Com2uSCorp.(c)	79,138	3,802,755
Cosmax Inc.(c).	86,330	4,043,183
CosmoAM&T Co. Ltd.(a)	188,282	9,225,844
Cosmochemical Co. Ltd.(a)	125,596	2,190,323
Coway Co. Ltd.	476,034	20,958,243
Creative & Innovative System(a)(c)	508,397	4,922,948
CS Wind Corp.	215,041	12,670,140
Cuckoo Holdings Co. Ltd.(c)	88,875	1,096,601
Cuckoo Homesys Co. Ltd.(c)	71,844	1,767,624
Daeduck Electronics Co. Ltd./New	358,699	6,460,357
Daejoo Electronic Materials Co. Ltd.(c)	118,243	8,247,065
Daesang Corp.(c)	241,375	3,926,289
Daewoo Engineering & Construction Co. Ltd.(a)	1,722,976	6,766,741
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	362,138	5,334,116
Daewoong Co. Ltd.(c)	204,307	3,181,760
Daewoong Pharmaceutical Co. Ltd.(c)	51,745	5,852,705
Daishin Securities Co. Ltd.	414,140	4,654,579
Danal Co. Ltd.(a)(c).	590,003	2,611,107
Daou Technology Inc.	291,140	4,637,086
Dawonsys Co. Ltd.(c)	274,903	3,683,870
DB HiTek Co. Ltd.(c)	322,161	11,175,742
DB Insurance Co. Ltd.	408,201	19,402,479
Dentium Co. Ltd.	57,569	3,903,995
Devsisters Co. Ltd.(c)	56,848	2,024,221
DGB Financial Group Inc.	1,236,968	7,494,792
DL E&C Co. Ltd.	247,640	7,997,909
DL Holdings Co. Ltd.(c)	108,246	5,719,276
Dong-A Socio Holdings Co. Ltd.	39,903	3,099,641
Dong-A ST Co. Ltd.(c)	75,626	3,504,943
Dongjin Semichem Co. Ltd.(c)	301,220	7,708,917
DongKook Pharmaceutical Co. Ltd.	298,682	3,646,358
Dongkuk Steel Mill Co. Ltd.(c)	630,050	6,707,075
Dongsuh Cos. Inc.(c)	309,855	5,071,368

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Dongwon F&B Co. Ltd.	11,785	$1,242,771
Dongwon Industries Co. Ltd.(c)	74,575	2,673,171
Doosan Bobcat Inc.	446,292	12,215,894
Doosan Co. Ltd.(c)	62,478	4,710,454
Doosan Enerbility Co. Ltd.(a)(c)	3,506,667	45,438,451
Doosan Fuel Cell Co. Ltd.(a)(c)	377,796	9,835,693
DoubleUGames Co. Ltd.(c)	103,455	3,861,388
Douzone Bizon Co. Ltd.	200,715	5,547,429
Duk San Neolux Co. Ltd.(a)(c)	131,252	3,951,226
Echo Marketing Inc.	202,727	2,145,234
Ecopro BM Co. Ltd.(c)	419,462	37,168,193
Ecopro Co. Ltd.(c).	170,771	18,601,804
Ecopro HN Co. Ltd.(c)	123,115	5,057,549
E-MART Inc.	156,652	11,080,951
Enchem Co. Ltd.(a)(c)	73,509	3,682,772
Eo Technics Co. Ltd.	94,369	5,135,792
Eugene Technology Co. Ltd.(c)	181,802	3,603,296
F&F Co. Ltd./New(c)	155,053	18,101,503
Fila Holdings Corp.(c)	416,718	10,608,853
Foosung Co. Ltd.(c)	504,722	5,198,493
GC Cell Corp.(a)(c)	93,489	3,395,716
GemVax & Kael Co. Ltd.(a)	348,578	3,436,381
Geneone Life Science Inc.(a)	685,606	3,675,660
Genexine Inc.(a)(c)	179,697	2,879,953
GOLFZON Co. Ltd.(c)	39,720	3,364,979
Grand Korea Leisure Co. Ltd.(a)(c)	379,274	4,932,963
Green Cross Corp.(c)	51,883	5,141,001
Green Cross Holdings Corp.(c)	203,082	2,701,839
GS Engineering & Construction Corp.(c)	464,737	8,405,249
GS Holdings Corp.	366,268	13,613,817
GS Retail Co. Ltd.(c)	323,281	7,374,605
HAESUNG DS Co. Ltd.	91,166	2,989,870
Hana Financial Group Inc.	2,537,582	86,790,490
Hana Materials Inc.	63,336	1,734,204
Hana Micron Inc.(a)(c)	277,266	2,341,093
Hana Tour Service Inc.(a)(c)	127,280	5,037,862
Hanall Biopharma Co. Ltd.(a)(c)	334,939	3,677,237
Handsome Co. Ltd.	139,008	2,761,047
Hanil Cement Co. Ltd./New	258,154	2,449,061
Hanjin Transportation Co. Ltd.	20,370	318,988
Hankook & Co. Co. Ltd.(c)	273,539	3,006,467
Hankook Tire & Technology Co. Ltd.	636,806	16,631,450
Hanmi Pharm Co. Ltd.	57,935	11,583,374
Hanmi Semiconductor Co. Ltd.	438,281	4,584,346
Hanon Systems(c)	1,662,759	11,127,826
Hansae Co. Ltd.(c)	201,869	2,472,210
Hansol Chemical Co. Ltd.(c)	83,509	13,595,867
Hanssem Co. Ltd.(c)	94,306	3,394,201
Hanwha Aerospace Co. Ltd.(c)	320,358	17,771,761
Hanwha Corp.	347,385	7,759,023
Hanwha Investment & Securities Co. Ltd.	1,098,491	2,244,056
Hanwha Life Insurance Co. Ltd.(a)(c)	3,143,427	6,073,901
Hanwha Solutions Corp.(a)	996,231	39,432,858
Hanwha Systems Co. Ltd.(c)	589,973	5,204,552
HD Hyundai Co. Ltd.	419,079	20,721,339
HDC Holdings Co. Ltd.	241,142	1,057,817
HDC Hyundai Development Co-Engineering & Construction, Class E	380,013	3,231,757
Helixmith Co. Ltd.(a)(c)	357,553	3,621,881
Hite Jinro Co. Ltd.(c)	333,250	6,676,532
Security	Shares	Value

South Korea (continued)
HK inno N Corp.	45,297	$1,312,126
HL Holdings Corp.	43,339	1,104,066
HL Mando Co. Ltd.	281,009	10,420,810
HLB Inc.(a)(c)	862,070	21,706,416
HLB Life Science Co. Ltd.(a)(c)	781,768	6,328,997
HMM Co. Ltd.(c)	2,348,665	40,477,115
Hotel Shilla Co. Ltd.(c)	253,589	14,250,679
Hugel Inc.(a)(c)	65,936	5,802,159
Humasis Co. Ltd.	149,291	1,828,145
Huons Co. Ltd.	12,886	297,965
Hwaseung Enterprise Co. Ltd.(c)	219,437	1,583,700
HYBE Co. Ltd.(a)(c).	152,204	16,877,419
Hyosung Advanced Materials Corp.(c)	24,536	7,463,316
Hyosung Chemical Corp.(a)	3,022	292,263
Hyosung Corp.	96,622	5,650,496
Hyosung TNC Corp.(c)	23,632	6,494,848
Hyundai Autoever Corp.	68,013	5,844,615
Hyundai Bioscience Co. Ltd.(a)(c)	343,761	6,888,150
Hyundai Construction Equipment Co. Ltd.	139,225	6,426,043
Hyundai Department Store Co. Ltd.	135,713	6,269,195
Hyundai Doosan Infracore Co. Ltd.(a)(c)	1,103,211	7,052,872
Hyundai Electric & Energy System Co. Ltd.(a)	211,596	6,852,082
Hyundai Elevator Co. Ltd.(c)	260,001	5,946,335
Hyundai Energy Solutions Co. Ltd.(a)	30,725	1,535,260
Hyundai Engineering & Construction Co. Ltd.(c)	650,564	20,563,940
Hyundai Glovis Co. Ltd.	163,409	22,167,894
Hyundai Greenfood Co. Ltd.	726,578	3,918,725
Hyundai Heavy Industries Co. Ltd.(a)(c)	139,394	12,768,697
Hyundai Home Shopping Network Corp.	58,443	2,216,637
Hyundai Marine & Fire Insurance Co. Ltd.	475,752	10,974,050
Hyundai Mipo Dockyard Co. Ltd.(a)	223,581	14,888,907
Hyundai Mobis Co. Ltd.	526,989	86,256,776
Hyundai Motor Co.	1,204,240	156,889,301
Hyundai Rotem Co. Ltd.(a)(c)	645,383	15,804,278
Hyundai Steel Co.	746,514	19,532,413
Hyundai Wia Corp.	151,468	6,997,575
Il Dong Pharmaceutical Co. Ltd.(a)	150,046	4,423,342
Iljin Hysolus Co. Ltd.(a)(c)	81,600	2,096,662
Iljin Materials Co. Ltd.(c)	204,482	9,806,530
Ilyang Pharmaceutical Co. Ltd.	35,415	474,249
Industrial Bank of Korea	1,821,729	15,593,378
Innocean Worldwide Inc.	93,578	3,114,469
Innox Advanced Materials Co. Ltd.(c)	147,983	3,326,990
Intellian Technologies Inc.(c)	57,487	3,303,529
INTOPS Co. Ltd.	94,601	2,187,348
IS Dongseo Co. Ltd.	161,433	4,245,039
ISU Chemical Co. Ltd.	107,161	1,933,830
ITM Semiconductor Co. Ltd.(c)	93,306	2,216,093
JB Financial Group Co. Ltd.	1,221,237	7,856,208
Jeju Air Co. Ltd.(a)	222,460	1,885,046
Jusung Engineering Co. Ltd.(c)	360,291	3,534,675
JW Pharmaceutical Corp.	190,179	2,870,704
JYP Entertainment Corp.(c)	269,117	12,578,058
Kakao Corp.	2,684,471	117,784,943
Kakao Games Corp.(a)(c)	292,383	9,908,308
KakaoBank Corp.(a)(c)	1,115,769	21,646,918
Kangwon Land Inc.(a)	819,079	15,740,333
KB Financial Group Inc.	3,362,215	133,505,926
KCC Corp.(c)	41,286	7,598,061
KCC Glass Corp.	104,128	3,272,319

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KEPCO Engineering & Construction Co. Inc.(c)	130,735	$6,110,049
KEPCO Plant Service & Engineering Co. Ltd.(c)	231,262	6,111,076
Kginicis Co. Ltd.	12,971	127,739
Kia Corp.	2,260,957	119,070,814
KIWOOM Securities Co. Ltd.(c)	118,095	8,378,195
KMW Co. Ltd.(a)(c)	257,829	5,455,189
Koh Young Technology Inc.(c)	543,954	5,986,549
Kolmar BNH Co. Ltd.(c)	122,397	2,257,901
Kolmar Korea Co. Ltd.(c)	153,397	4,571,937
Kolon Industries Inc.	166,146	5,882,532
Komipharm International Co. Ltd.(a)(c)	413,390	2,441,873
Korea Aerospace Industries Ltd.	645,920	23,987,759
Korea Electric Power Corp.(a)	2,175,429	34,492,088
Korea Investment Holdings Co. Ltd.	333,599	14,829,081
Korea Line Corp.(a)	1,493,505	2,487,035
Korea Petrochemical Ind Co. Ltd.(c)	31,597	3,941,400
Korea REIT & Trust Co. Ltd.	1,123,731	1,199,797
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	345,532	20,802,447
Korea Zinc Co. Ltd.	77,217	37,330,471
Korean Air Lines Co. Ltd.(a)	1,526,252	29,943,465
Korean Reinsurance Co.	865,747	5,544,182
Krafton Inc.(a)(c).	250,123	44,023,564
KT Skylife Co. Ltd.	167,168	1,096,445
KT&G Corp.	912,523	69,241,407
Kuk-Il Paper Manufacturing Co. Ltd.(a)	367,692	764,259
Kum Yang Co. Ltd.(a)	102,266	2,304,239
Kumho Petrochemical Co. Ltd.	157,400	18,105,478
Kumho Tire Co. Inc.(a)	925,917	2,135,036
Kyung Dong Navien Co. Ltd.	82,064	2,304,523
L&C Bio Co. Ltd.(c)	173,134	3,158,783
L&F Co. Ltd.(a)(c)	205,579	35,449,118
LEENO Industrial Inc.	89,096	11,819,151
LegoChem Biosciences Inc.(a)(c).	209,441	6,223,105
LF Corp.	204,938	2,522,756
LG Chem Ltd.	426,051	243,203,363
LG Corp.	768,532	49,563,000
LG Display Co. Ltd.	1,984,076	22,142,222
LG Electronics Inc.	904,386	68,244,603
LG Energy Solution(a)(c)	260,886	118,016,272
LG H&H Co. Ltd.(c)	77,771	39,246,300
LG Innotek Co. Ltd.(c)	125,140	30,170,953
LG Uplus Corp.	1,548,831	14,317,794
LIG Nex1 Co. Ltd.(c)	128,656	9,094,110
Lock&Lock Co. Ltd.	112,825	564,997
Lotte Chemical Corp.(c)	140,452	19,827,880
Lotte Chilsung Beverage Co. Ltd.	44,958	5,402,120
Lotte Confectionery Co. Ltd.	19,851	1,952,675
Lotte Fine Chemical Co. Ltd.(c)	159,720	7,650,424
LOTTE Himart Co. Ltd.	28,982	297,529
LOTTE Reit Co. Ltd.	1,856,782	5,546,902
Lotte Rental Co. Ltd.	86,638	1,929,925
Lotte Shopping Co. Ltd.	103,313	6,714,736
Lotte Tour Development Co. Ltd.(a)(c)	439,402	4,029,974
LS Corp.	166,084	9,605,673
LS Electric Co. Ltd.(c)	183,197	8,122,568
Lutronic Corp.	182,674	2,789,166
LX Hausys Ltd.	16,427	451,508
LX Holdings Corp.(a)(c)	436,154	3,138,325
LX International Corp.	281,649	8,874,935
Security	Shares	Value

South Korea (continued)
LX Semicon Co. Ltd.(c)	103,375	$7,053,597
Mcnex Co. Ltd.	139,498	3,183,277
MedPacto Inc.(a)(c)	145,787	2,696,427
Medytox Inc.(c)	47,407	4,349,243
MegaStudyEdu Co. Ltd.(c)	97,893	5,860,593
Meritz Fire & Marine Insurance Co. Ltd.(c)	333,767	11,796,410
Meritz Securities Co. Ltd.(c)	2,486,092	11,182,877
Mirae Asset Life Insurance Co. Ltd.	508,330	1,094,018
Mirae Asset Securities Co. Ltd.(c)	1,975,028	10,080,004
Myoung Shin Industrial Co. Ltd.(a)(c)	257,612	3,532,037
Namhae Chemical Corp.(c)	288,944	2,020,392
Naturecell Co. Ltd.(a)(c)	493,402	7,016,014
NAVER Corp.	1,116,783	162,339,589
NCSoft Corp.	139,754	50,626,764
Neowiz Games Corp.(a)	82,889	2,542,260
NEPES Corp.(a)(c)	207,961	3,111,886
Netmarble Corp.(b)(c)	162,068	6,094,616
Nexen Tire Corp.	315,357	1,691,990
Nexon Games Co. Ltd.(a)(c)	279,533	3,015,560
NH Investment & Securities Co. Ltd.	973,449	7,184,548
NHN Corp.(a)	187,107	3,550,120
NHN KCP Corp.(a)(c)	297,029	3,203,844
NICE Holdings Co. Ltd.	256,277	2,450,903
NICE Information Service Co. Ltd.	376,937	3,705,208
NKMax Co. Ltd.(a)(c)	341,063	3,994,583
NongShim Co. Ltd.(c)	34,074	8,544,233
OCI Co. Ltd.(c)	175,405	12,904,631
Orion Corp./Republic of Korea	209,227	18,788,079
Orion Holdings Corp.	266,771	3,117,945
Oscotec Inc.(a)(c)	285,866	4,423,788
Ottogi Corp.(c)	14,694	4,983,930
Pan Ocean Co. Ltd.	2,415,693	10,049,244
Paradise Co. Ltd.(a)(c)	535,598	7,092,185
Park Systems Corp.(c)	46,368	4,193,988
Partron Co. Ltd.	472,339	3,194,374
Pearl Abyss Corp.(a)(c)	248,074	8,355,293
People & Technology Inc.(c)	191,469	7,408,112
PharmaResearch Co. Ltd.	67,362	3,480,980
Pharmicell Co. Ltd.(a)	574,283	4,491,825
PI Advanced Materials Co. Ltd.(c)	167,621	4,149,255
Poongsan Corp.(c)	285,954	6,653,005
POSCO Chemical Co. Ltd.	242,830	41,015,957
POSCO Holdings Inc.	675,000	154,507,579
Posco ICT Co. Ltd.(c)	620,180	3,345,252
Posco International Corp.(c)	453,341	8,352,683
PSK Inc.(c)	82,182	1,141,297
RFHIC Corp.(c)	190,749	3,404,506
S&S Tech Corp.(c)	192,140	4,150,106
S-1 Corp.	131,819	6,447,536
Sam Chun Dang Pharm Co. Ltd.(a)(c)	147,728	5,126,881
Sam Kang M&T Co. Ltd.(a)(c)	320,094	5,698,415
Samchully Co. Ltd.	10,355	2,987,510
Samsung Biologics Co. Ltd.(a)(b)(c)	155,084	105,478,526
Samsung C&T Corp.	718,841	67,432,867
Samsung Electro-Mechanics Co. Ltd.	469,519	51,397,206
Samsung Electronics Co. Ltd.	41,323,031	1,985,528,322
Samsung Engineering Co. Ltd.(a)	1,391,850	26,314,477
Samsung Fire & Marine Insurance Co. Ltd.	261,210	40,999,772
Samsung Heavy Industries Co. Ltd.(a)(c)	5,601,106	22,408,611
Samsung Life Insurance Co. Ltd.	692,296	38,864,164

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung SDI Co. Ltd.	475,769	$268,584,903
Samsung SDS Co. Ltd.	281,702	27,525,713
Samsung Securities Co. Ltd.	471,399	12,757,102
Samwha Capacitor Co. Ltd.	18,134	487,775
Samyang Foods Co. Ltd.(c)	53,350	4,556,980
Samyang Holdings Corp.(c)	42,313	2,157,200
SD Biosensor Inc.(c)	316,618	8,010,367
Sebang Global Battery Co. Ltd.	58,475	2,175,488
Seegene Inc.(c)	310,699	7,272,724
Seobu T&D(c)	473,288	2,704,432
Seojin System Co. Ltd.(c)	276,795	3,491,079
Seoul Semiconductor Co. Ltd.	442,304	3,787,845
SFA Engineering Corp.(c)	193,043	5,937,074
SFA Semicon Co. Ltd.(a)	892,926	3,114,851
Shin Poong Pharmaceutical Co. Ltd.(a)(c)	303,554	5,064,077
Shinhan Financial Group Co. Ltd.	3,849,986	111,611,547
Shinsegae Inc.	61,085	9,878,884
Shinsegae International Inc.(c)	148,697	2,769,883
SIMMTECH Co. Ltd.(c)	191,066	4,938,481
SK Biopharmaceuticals Co. Ltd.(a)(c)	235,208	13,294,340
SK Bioscience Co. Ltd.(a)(c)	193,195	12,357,227
SK Chemicals Co. Ltd.(c)	104,219	7,115,374
SK D&D Co. Ltd.	80,645	1,416,613
SK Discovery Co. Ltd.(c)	97,764	2,404,943
SK Gas Ltd.	37,205	3,634,472
SK Hynix Inc.	4,698,390	310,093,669
SK IE Technology Co. Ltd.(a)(b)(c)	196,579	10,062,562
SK Inc.	318,681	53,788,576
SK Innovation Co. Ltd.(a)	473,965	65,577,960
SK Networks Co. Ltd.	1,412,523	4,564,408
SK Square Co. Ltd.(a)	866,008	25,090,517
SKC Co. Ltd.(c)	185,949	16,128,723
SL Corp.(c)	142,347	3,074,848
SM Entertainment Co. Ltd.(c)	171,567	10,510,936
SNT Motiv Co. Ltd.	90,873	3,117,552
S-Oil Corp.	376,821	24,948,564
SOLUM Co. Ltd.(a)	339,200	4,735,249
Solus Advanced Materials Co. Ltd.	148,190	4,481,181
Soulbrain Co. Ltd.(c)	43,354	7,126,686
ST Pharm Co. Ltd.(c)	94,273	5,559,225
STCUBE(a)	291,081	4,303,810
Studio Dragon Corp.(a)	99,205	5,453,511
Taihan Electric Wire Co. Ltd.(a)(c)	4,919,759	6,410,300
Tera Resource Co. Ltd.(a)(d)	49,111	—
TES Co. Ltd./Korea.	5,096	69,693
TKG Huchems Co. Ltd.	226,976	3,749,812
Tokai Carbon Korea Co. Ltd.	55,096	4,532,163
Tongyang Life Insurance Co. Ltd.	633,193	2,667,656
TY Holdings Co. Ltd./Korea(a)	229,223	2,157,710
Unid Co. Ltd.	29,961	2,258,097
UNIDBTPLUS Co. Ltd., NVS	46,977	226,541
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	109,565	3,260,926
Vidente Co. Ltd.(a)	128,945	386,169
Webzen Inc.(a).	156,475	1,998,513
Wemade Co. Ltd.(c)	169,562	4,682,379
Wonik Holdings Co. Ltd.(a)	1	3
WONIK IPS Co. Ltd.(c)	260,949	5,743,961
Wonik QnC Corp.(c)	132,361	2,778,173
Woori Financial Group Inc.	4,451,996	44,475,155
Woori Investment Bank Co. Ltd.(c)	3,781,847	2,269,438
Security	Shares	Value

South Korea (continued)
Woori Technology Investment Co. Ltd.(a)	45,649	$157,860
Wysiwyg Studious Co. Ltd.(a)(c)	272,155	4,123,378
YG Entertainment Inc.(c)	121,664	4,127,157
Youlchon Chemical Co. Ltd.(c)	117,702	2,948,540
Youngone Corp.	214,810	7,827,033
Youngone Holdings Co. Ltd.	63,702	2,759,531
Yuanta Securities Korea Co. Ltd.	1,061,219	2,197,429
Yuhan Corp.	440,410	19,686,088
Yungjin Pharmaceutical Co. Ltd.(a)	982,305	2,461,153
Zinus Inc.(c)	115,496	2,849,273
		7,511,217,396
Switzerland — 0.0%
Untradelumena Newmat, NVS(d)	43,450	—

Taiwan — 14.9%
AcBel Polytech Inc.(c)	6,344,000	6,253,763
Accton Technology Corp.(c)	4,479,000	39,855,330
Acer Inc.(c)	25,818,872	20,721,130
Actron Technology Corp.(c)	592,000	3,122,124
ADATA Technology Co. Ltd.(c)	2,631,820	5,332,696
Adimmune Corp.(a)(c)	2,843,000	3,444,612
Advanced Ceramic X Corp.(c)	444,000	2,703,325
Advanced Energy Solution Holding Co. Ltd.(c)	217,000	5,815,342
Advanced Wireless Semiconductor Co.(c)	1,478,000	3,672,845
Advantech Co. Ltd.(c)	3,323,110	36,173,150
Airtac International Group(c)	1,195,292	37,075,096
Alchip Technologies Ltd.(c)	629,000	19,325,064
Allied Supreme Corp.	215,000	2,257,446
Amazing Microelectronic Corp.	854,000	2,734,859
Andes Technology Corp.	385,000	6,753,213
AP Memory Technology Corp.(c)	790,000	5,192,017
Apex International Co. Ltd.(c)	1,327,000	2,612,722
Arcadyan Technology Corp.(c)	1,565,391	5,353,097
Ardentec Corp.(c)	4,771,546	7,800,728
ASE Technology Holding Co. Ltd.(c)	28,334,222	90,619,872
Asia Cement Corp.(c)	17,814,050	23,936,981
Asia Optical Co. Inc.(c)	2,744,000	5,936,787
Asia Pacific Telecom Co. Ltd.(a)	19,873,173	3,996,121
Asia Vital Components Co. Ltd.(c)	3,106,000	11,571,627
ASMedia Technology Inc.	235,000	5,775,002
ASPEED Technology Inc.(c)	217,800	15,144,016
ASROCK Inc.(c)	556,000	2,385,356
Asustek Computer Inc.(c).	5,992,000	52,083,057
AUO Corp.	56,561,400	29,838,936
AURAS Technology Co. Ltd.(c)	796,000	4,081,448
Bank of Kaohsiung Co. Ltd.(c)	23,597,720	9,853,665
BES Engineering Corp.(c)	17,687,000	4,758,004
Bizlink Holding Inc.(c)	1,049,926	8,630,506
Bora Pharmaceuticals Co. Ltd.	360,000	5,230,137
Brighton-Best International Taiwan Inc.(c)	4,778,000	5,626,185
Capital Securities Corp.(c)	24,373,050	9,344,211
Career Technology MFG. Co. Ltd.(a)(c)	4,726,498	4,282,380
Catcher Technology Co. Ltd.	5,427,000	32,372,242
Cathay Financial Holding Co. Ltd.(c)	66,627,872	94,815,322
Cathay Real Estate Development Co. Ltd.(c)	8,369,900	4,216,997
Center Laboratories Inc.(c)	4,094,230	5,926,735
Century Iron & Steel Industrial Co. Ltd.(c)	1,570,000	4,362,058
Chailease Holding Co. Ltd.(c)	12,118,957	79,989,752
Chang Hwa Commercial Bank Ltd.	40,416,203	23,016,220
Charoen Pokphand Enterprise(c)	2,383,700	6,107,874

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Cheng Loong Corp.(c)	7,684,000	$6,782,068
Cheng Shin Rubber Industry Co. Ltd.(c)	13,571,650	15,464,615
Cheng Uei Precision Industry Co. Ltd.(c)	3,578,000	4,605,573
Chicony Electronics Co. Ltd.(c)	4,158,787	11,265,840
Chicony Power Technology Co. Ltd.(c)	1,205,000	2,826,706
Chief Telecom Inc.	260,000	2,362,927
China Airlines Ltd.(c)	24,162,000	14,417,946
China Bills Finance Corp.(c)	15,915,000	7,819,634
China Development Financial Holding Corp.(c)	135,432,649	59,128,596
China General Plastics Corp.(c)	4,140,386	3,014,696
China Man-Made Fiber Corp.(a)(c)	17,809,574	5,081,387
China Metal Products(c)	4,533,146	4,379,057
China Motor Corp.(c)	2,629,800	4,966,630
China Petrochemical Development Corp.(c)	31,414,490	10,648,609
China Steel Chemical Corp.	1,491,000	5,298,407
China Steel Corp.(c)	101,328,529	96,189,575
Chin-Poon Industrial Co. Ltd.(c)	4,392,000	4,580,149
Chipbond Technology Corp.(c)	3,518,000	6,686,701
ChipMOS Technologies Inc.(c)	4,295,000	4,736,840
Chlitina Holding Ltd.(c)	513,000	2,909,519
Chong Hong Construction Co. Ltd.(c)	1,569,122	3,667,014
Chroma ATE Inc.	3,091,000	20,165,672
Chung Hung Steel Corp.(c)	7,598,000	5,945,501
Chung-Hsin Electric & Machinery Manufacturing Corp.(c)	4,408,000	8,494,814
Chunghwa Precision Test Tech Co. Ltd.(c)	185,000	3,165,827
Chunghwa Telecom Co. Ltd.	31,551,000	116,136,397
Cleanaway Co. Ltd.(c)	929,000	5,203,722
Clevo Co.(c)	4,791,175	4,964,042
Compal Electronics Inc.(c)	34,872,000	24,556,774
Compeq Manufacturing Co. Ltd.(c)	7,651,000	12,463,791
Continental Holdings Corp.(c)	4,958,600	4,832,534
Coretronic Corp.(c)	3,120,200	5,907,856
Co-Tech Development Corp.(c)	2,553,000	4,569,418
CSBC Corp. Taiwan(a)(c)	6,532,316	4,244,734
CTBC Financial Holding Co. Ltd.	150,534,599	113,081,310
CTCI Corp.(c)	4,741,000	6,263,368
Cub Elecparts Inc.(c)	617,076	2,887,571
Darfon Electronics Corp.(c)	2,935,000	3,841,427
Delta Electronics Inc.	16,659,000	164,736,029
E Ink Holdings Inc.(c)	7,780,000	46,649,850
E.Sun Financial Holding Co. Ltd.(c)	112,240,373	90,679,940
Eclat Textile Co. Ltd.(c)	1,636,683	24,591,709
EirGenix Inc.(a)(c)	1,819,000	8,093,771
Elan Microelectronics Corp.	2,331,100	6,856,207
Elite Material Co. Ltd.(c)	2,442,000	15,337,311
Elite Semiconductor Microelectronics	2,174,000	5,250,706
eMemory Technology Inc.(c)	560,000	27,330,229
Ennoconn Corp.(c)	590,219	3,992,231
ENNOSTAR Inc.(c)	4,994,185	7,703,696
Episil Technologies Inc(c).	2,419,036	7,887,225
Episil-Precision Inc.(c).	1,170,077	3,039,476
Eternal Materials Co. Ltd.(c)	7,693,369	8,327,587
Etron Technology Inc.(c)	2,118,660	3,191,148
Eva Airways Corp.(c)	21,894,326	20,196,122
Evergreen International Storage & Transport Corp.	3,832,000	3,583,371
Evergreen Marine Corp. Taiwan Ltd.	8,815,979	47,330,785
Everlight Chemical Industrial Corp.	6,006,781	3,754,533
Everlight Electronics Co. Ltd.(c)	3,699,000	4,530,734
Security	Shares	Value

Taiwan (continued)
Far Eastern Department Stores Ltd.(c)	10,419,167	$6,654,803
Far Eastern International Bank(c)	32,126,441	11,444,713
Far Eastern New Century Corp.	28,012,916	29,649,333
Far EasTone Telecommunications Co. Ltd.(c)	13,101,000	28,928,024
Faraday Technology Corp.(c)	1,874,000	10,481,236
Farglory Land Development Co. Ltd.(c)	2,606,782	4,627,093
Feng Hsin Steel Co. Ltd.(c)	4,531,000	9,867,375
Feng TAY Enterprise Co. Ltd.	3,631,387	22,190,837
First Financial Holding Co. Ltd.	92,957,783	79,346,800
Fitipower Integrated Technology Inc.(c)	1,092,161	4,514,425
FLEXium Interconnect Inc.(c)	2,315,616	8,088,874
FocalTech Systems Co. Ltd.(c)	1,604,000	3,481,828
Formosa Chemicals & Fibre Corp.	29,610,210	73,311,119
Formosa International Hotels Corp.(c)	600,000	4,630,034
Formosa Petrochemical Corp.(c)	9,029,000	24,879,765
Formosa Plastics Corp.	34,214,800	100,355,533
Formosa Sumco Technology Corp.(c)	736,000	3,827,856
Formosa Taffeta Co. Ltd.(c)	7,179,000	6,234,466
Foxconn Technology Co. Ltd.	6,847,424	11,639,226
Foxsemicon Integrated Technology Inc.(c)	694,000	4,364,316
Fubon Financial Holding Co. Ltd.(c)	63,606,323	126,336,060
Fulgent Sun International Holding Co. Ltd.	1,287,221	6,356,459
Fusheng Precision Co. Ltd.	985,000	6,934,143
General Interface Solution Holding Ltd.(c)	2,253,000	6,554,173
Genius Electronic Optical Co. Ltd.(c)	618,287	8,035,146
Getac Holdings Corp.(c)	4,418,000	6,144,235
Giant Manufacturing Co. Ltd.(c).	2,821,575	21,200,259
Gigabyte Technology Co. Ltd.(c)	4,466,000	15,917,019
Global Mixed Mode Technology Inc.(c)	654,000	3,162,900
Global PMX Co. Ltd.(c)	411,000	2,192,680
Global Unichip Corp.(c)	744,000	18,003,270
Globalwafers Co. Ltd.(c)	1,803,000	27,999,778
Gold Circuit Electronics Ltd.(c)	3,235,800	10,356,322
Goldsun Building Materials Co. Ltd.(c)	9,449,425	7,819,033
Gourmet Master Co. Ltd.(c)	1,074,471	4,278,386
Grand Pacific Petrochemical(c)	9,483,000	6,438,681
Grape King Bio Ltd.	1,015,000	4,670,535
Great Tree Pharmacy Co. Ltd.(c)	582,720	5,718,556
Great Wall Enterprise Co. Ltd.(c)	5,883,412	8,511,756
Greatek Electronics Inc.(c)	3,235,000	5,168,567
Gudeng Precision Industrial Co. Ltd.(c)	647,356	5,220,163
Hannstar Board Corp.(c)	3,323,000	3,723,180
HannStar Display Corp.(c)	20,160,640	7,541,624
Highwealth Construction Corp.(c)	5,885,119	8,562,619
Hiwin Technologies Corp.(c)	2,353,498	14,364,051
Holtek Semiconductor Inc.(c)	1,855,000	4,325,548
Holy Stone Enterprise Co. Ltd.(c)	1,339,330	3,927,017
Hon Hai Precision Industry Co. Ltd.	107,580,928	352,250,740
Hota Industrial Manufacturing Co. Ltd.(c)	2,497,261	6,131,054
Hotai Finance Co. Ltd.(c)	1,701,000	5,660,890
Hotai Motor Co. Ltd.(c)	2,689,000	57,054,093
Hsin Kuang Steel Co. Ltd.(c)	2,803,000	3,482,697
HTC Corp.(a)(c)	5,999,000	11,432,612
Hu Lane Associate Inc.	396,000	1,992,461
Hua Nan Financial Holdings Co. Ltd.	79,262,650	58,695,575
Huaku Development Co. Ltd.(c).	2,490,000	7,203,578
IBF Financial Holdings Co. Ltd.(c)	22,708,076	8,481,526
Innodisk Corp.(c)	1,036,484	6,355,806
Innolux Corp.	75,932,973	30,933,836
International CSRC Investment Holdings Co.(c)	8,463,685	5,767,664

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
International Games System Co. Ltd.(c)	970,000	$12,319,553
Inventec Corp.(c)	20,436,000	16,490,803
ITE Technology Inc.(c)	1,697,000	3,978,473
ITEQ Corp.(c)	1,864,604	4,655,258
Jentech Precision Industrial Co. Ltd.(c)	733,670	9,153,171
Johnson Health Tech Co. Ltd.(c)	1,080,000	2,725,523
Kenda Rubber Industrial Co. Ltd.(c)	5,570,337	5,676,418
Kindom Development Co. Ltd.(c)	3,716,300	3,464,706
King Slide Works Co. Ltd.	616,000	8,302,790
King Yuan Electronics Co. Ltd.(c)	8,044,000	9,350,947
King’s Town Bank Co. Ltd.(c)	6,292,000	7,135,758
Kinik Co.(c)	1,132,000	4,183,911
Kinpo Electronics(c)	12,053,000	5,519,430
Kinsus Interconnect Technology Corp.(c)	2,371,000	9,625,005
LandMark Optoelectronics Corp.(c)	775,900	3,029,330
Largan Precision Co. Ltd.(c)	849,000	63,968,499
Lien Hwa Industrial Holdings Corp.(c)	8,674,048	14,427,745
Lite-On Technology Corp.(c)	17,696,238	37,766,401
Longchen Paper & Packaging Co. Ltd.(c)	7,020,720	3,755,650
Lotes Co. Ltd.(c)	616,848	17,470,022
Lotus Pharmaceutical Co. Ltd.(c)	1,310,000	10,478,996
Macronix International Co. Ltd.	14,856,554	16,886,463
Makalot Industrial Co. Ltd.(c)	1,612,510	12,276,273
Marketech International Corp.(c)	1,047,000	4,131,608
MediaTek Inc.(c)	13,005,572	314,264,043
Medigen Vaccine Biologics Corp.(a)(c)	2,156,607	5,710,482
Mega Financial Holding Co. Ltd.(c).	96,094,131	100,078,113
Mercuries Life Insurance Co. Ltd.(a)(c)	21,871,285	4,290,997
Merida Industry Co. Ltd.(c)	1,703,850	10,311,695
Merry Electronics Co. Ltd.	1,747,751	5,021,974
Microbio Co. Ltd.(c)	3,432,527	7,664,665
Micro-Star International Co. Ltd.(c)	5,966,000	24,043,506
Mitac Holdings Corp.(c)	9,523,053	9,223,142
momo.com Inc	476,880	9,408,066
Nan Kang Rubber Tire Co. Ltd.(a)(c)	4,626,000	5,284,981
Nan Pao Resins Chemical Co. Ltd.(c)	457,000	2,008,102
Nan Ya Plastics Corp.(c).	40,360,440	100,948,183
Nan Ya Printed Circuit Board Corp.(c)	1,867,000	16,718,217
Nantex Industry Co. Ltd.(c)	2,395,000	3,028,477
Nanya Technology Corp.(c)	9,883,000	18,442,877
Nien Made Enterprise Co. Ltd.(c)	1,286,000	12,208,482
Novatek Microelectronics Corp.(c)	4,895,000	47,962,540
Nuvoton Technology Corp.(c)	1,818,000	7,290,845
OBI Pharma Inc.(a)(c).	1,543,339	3,865,115
Oneness Biotech Co. Ltd.(a)(c)	2,012,000	18,816,592
Oriental Union Chemical Corp.(c)	7,194,000	4,416,177
Pan Jit International Inc.(c)	3,047,200	6,351,764
Pan-International Industrial Corp.(c)	4,338,366	5,073,687
Parade Technologies Ltd.(c)	645,000	16,927,474
Pegatron Corp.(c)	16,684,000	33,681,159
Pegavision Corp.(c)	224,000	2,524,392
PharmaEngine Inc.	769,000	3,458,640
PharmaEssentia Corp.(a).	1,032,000	17,697,821
Pharmally International Holding Co. Ltd.(d)	597,543	—
Phison Electronics Corp.(c)	1,245,000	13,371,250
Pixart Imaging Inc.(c)	1,249,000	3,869,447
Pou Chen Corp.	18,120,000	19,084,850
Powerchip Semiconductor Manufacturing Corp.	23,066,000	25,295,023
Powertech Technology Inc.	4,500,000	12,272,978
Poya International Co. Ltd.(c)	478,790	7,027,410
Security	Shares	Value

Taiwan (continued)
President Chain Store Corp.(c)	4,909,000	$43,398,470
President Securities Corp.(c)	8,105,603	4,377,145
Primax Electronics Ltd.(c)	4,443,000	8,383,888
Prince Housing & Development Corp.	13,650,995	4,862,107
Qisda Corp.(c)	13,134,000	12,028,125
Quanta Computer Inc.(c)	23,289,000	54,280,491
Radiant Opto-Electronics Corp.	3,066,000	10,485,363
Raydium Semiconductor Corp.(c)	466,000	4,768,673
RDC Semiconductor Co. Ltd.(a)(c)	525,000	3,287,065
Realtek Semiconductor Corp.(c)	3,905,110	40,597,307
RichWave Technology Corp.(c)	776,226	3,289,803
Ritek Corp.(a)	1	—
Ruentex Development Co. Ltd.(c)	15,437,680	23,303,653
Ruentex Industries Ltd.	5,335,788	11,558,623
Sanyang Motor Co. Ltd.(c)	5,195,000	6,132,054
ScinoPharm Taiwan Ltd.(c)	2,864,027	2,253,568
SDI Corp.(c)	1,379,000	4,745,120
Sensortek Technology Corp.(c)	245,000	1,917,937
Sercomm Corp.(c)	2,075,000	5,679,296
Shanghai Commercial & Savings Bank Ltd. (The)(c)	31,362,346	51,824,043
Shin Kong Financial Holding Co. Ltd.(c)	113,569,255	32,990,223
Shin Zu Shing Co. Ltd.(c)	1,559,904	4,305,604
Shinkong Synthetic Fibers Corp.(c)	12,792,000	7,402,088
Shiny Chemical Industrial Co. Ltd.(c)	763,750	2,963,139
Sigurd Microelectronics Corp.(c)	5,240,700	8,606,506
Silergy Corp.(c)	2,781,000	41,723,207
Simplo Technology Co. Ltd.(c)	1,302,400	12,906,188
Sinbon Electronics Co. Ltd.(c)	1,932,809	17,073,267
Sino-American Silicon Products Inc.(c)	4,347,000	22,808,474
SinoPac Financial Holdings Co. Ltd.(c)	94,339,406	55,930,382
Sinyi Realty Inc.(c)	4,736,704	4,493,777
Sitronix Technology Corp.(c)	1,008,000	6,331,004
Soft-World International Corp.	907,000	2,295,741
Solar Applied Materials Technology Corp.(c)	4,480,710	4,982,499
Sporton International Inc.(c)	762,050	5,139,981
St. Shine Optical Co. Ltd.(c)	436,000	3,464,174
Standard Foods Corp.(c)	4,323,096	5,735,795
Sunny Friend Environmental Technology Co. Ltd.(c)	647,000	2,909,094
Sunplus Technology Co. Ltd.(c)	4,482,000	3,657,868
Supreme Electronics Co. Ltd.(c)	5,401,512	6,701,291
Synnex Technology International Corp.(c)	11,876,250	22,584,258
Systex Corp.(c)	1,600,000	3,628,515
T3EX Global Holdings Corp.(c)	884,000	2,284,024
TA Chen Stainless Pipe(c)	13,560,010	17,891,764
Ta Ya Electric Wire & Cable(c)	4,298,760	2,770,106
Taichung Commercial Bank Co. Ltd.(c)	27,135,636	11,561,086
TaiDoc Technology Corp.(c)	529,000	3,166,565
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	3,402,000	1,767,538
TaiMed Biologics Inc.(a)(c)	1,733,000	3,607,586
Tainan Spinning Co. Ltd.(c)	10,558,894	6,093,842
Taishin Financial Holding Co. Ltd.(c)	94,152,553	46,570,405
Taiwan Business Bank.	46,426,790	19,830,540
Taiwan Cement Corp.(c)	49,957,182	55,070,093
Taiwan Cogeneration Corp.(c)	5,308,000	5,525,046
Taiwan Cooperative Financial Holding Co. Ltd.(c)	86,807,031	75,377,158
Taiwan Fertilizer Co. Ltd.(c)	6,965,000	12,772,760
Taiwan Glass Industry Corp.(c)	10,086,053	7,671,347
Taiwan High Speed Rail Corp.	14,533,000	13,666,511

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Hon Chuan Enterprise Co. Ltd.(c)	2,362,674	$6,198,669
Taiwan Mask Corp.(c)	2,271,000	6,515,162
Taiwan Mobile Co. Ltd.	13,588,000	42,088,110
Taiwan Paiho Ltd.	2,730,000	4,902,200
Taiwan Secom Co. Ltd.(c)	2,726,185	9,035,569
Taiwan Semiconductor Co. Ltd.(c)	2,086,000	5,683,897
Taiwan Semiconductor Manufacturing Co. Ltd.	213,117,000	3,422,626,817
Taiwan Shin Kong Security Co. Ltd.	5,921,577	7,568,477
Taiwan Surface Mounting Technology Corp.(c)	2,300,000	7,244,303
Taiwan TEA Corp.(a)(c)	9,412,000	6,922,731
Taiwan Union Technology Corp.(c)	2,375,000	4,450,331
Taiwan-Asia Semiconductor Corp.(c)	2,374,000	2,883,882
Tanvex BioPharma Inc.(a)	1,717,950	1,889,994
Tatung Co. Ltd.(a)(c)	15,695,000	16,632,181
TCI Co. Ltd.(c)	929,444	4,244,377
Teco Electric and Machinery Co. Ltd.(c)	15,340,000	14,074,160
Test Research Inc.(c)	1,915,400	4,095,644
Thinking Electronic Industrial Co. Ltd.	791,000	3,115,242
Ton Yi Industrial Corp.(c)	11,371,000	6,555,077
Tong Hsing Electronic Industries Ltd.	1,273,762	8,151,310
Tong Yang Industry Co. Ltd.(c)	3,835,400	5,952,060
Topco Scientific Co. Ltd.	1,927,639	10,702,387
TPK Holding Co. Ltd.(c)	3,172,000	3,297,947
Transcend Information Inc.(c)	2,606,000	5,738,545
Tripod Technology Corp.(c)	3,095,000	9,770,725
TSEC Corp.(a)(c)	4,234,749	4,589,184
TSRC Corp.(c)	5,982,900	5,389,028
TTY Biopharm Co. Ltd.(c)	2,280,124	5,806,813
Tung Ho Steel Enterprise Corp.	5,230,560	9,123,450
Tung Thih Electronic Co. Ltd.(c)	624,000	3,177,553
TXC Corp.(c)	2,678,000	7,316,386
U-Ming Marine Transport Corp.(c)	3,995,000	6,076,654
Unimicron Technology Corp.(c)	10,753,000	55,355,856
Union Bank of Taiwan(c)	12,702,772	6,837,153
Uni-President Enterprises Corp.	41,166,369	88,355,904
United Integrated Services Co. Ltd.	1,262,400	7,379,877
United Microelectronics Corp.(c)	100,483,000	151,360,958
United Renewable Energy Co. Ltd.(a)	12,614,238	8,779,815
Universal Vision Biotechnology Co. Ltd.(c)	460,950	4,004,584
UPC Technology Corp.(c).	9,016,365	4,134,212
UPI Semiconductor Corp.(a)(c)	386,000	3,561,187
USI Corp.(c)	7,165,300	5,241,081
Vanguard International Semiconductor Corp.(c)	7,580,000	20,584,352
VIA Labs Inc.(c)	299,000	2,139,099
Via Technologies Inc.(c)	1,892,000	4,647,588
VisEra Technologies Co. Ltd.	1,071,000	8,411,020
Visual Photonics Epitaxy Co. Ltd.(c)	1,554,000	4,016,793
Voltronic Power Technology Corp.	542,493	30,788,829
Wafer Works Corp.	4,735,839	7,197,127
Wah Lee Industrial Corp.(c)	2,542,580	7,132,192
Walsin Lihwa Corp.(c)	22,587,570	34,750,162
Walsin Technology Corp.(c)	2,615,597	7,496,680
Wan Hai Lines Ltd.	6,086,620	15,239,879
Win Semiconductors Corp.(c)	2,752,427	14,180,935
Winbond Electronics Corp.(c)	25,549,480	17,835,727
Wisdom Marine Lines Co. Ltd.(c)	3,724,000	7,548,430
Wistron Corp.(c)	22,586,004	20,288,148
Wistron NeWeb Corp.(c)	2,573,654	7,275,225
Wiwynn Corp.(c)	705,000	20,344,836
WPG Holdings Ltd.(c)	12,920,200	20,395,499
Security	Shares	Value

Taiwan (continued)
WT Microelectronics Co. Ltd.(c)	3,812,734	$7,829,444
XinTec Inc.(c)	1,532,000	5,277,811
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.(c)	1,650,000	3,399,575
Yageo Corp.	2,993,824	45,516,386
Yang Ming Marine Transport Corp.(c)	15,167,677	32,999,011
YFY Inc.(c)	10,003,000	8,934,696
Yieh Phui Enterprise Co. Ltd.(c).	9,953,077	4,942,934
Yuanta Financial Holding Co. Ltd.(c)	84,159,519	61,923,496
Yulon Finance Corp.(c)	2,058,184	10,775,922
Yulon Motor Co. Ltd.(c)	5,373,088	11,421,498
YungShin Global Holding Corp.(c)	3,514,650	4,599,348
Zhen Ding Technology Holding Ltd.(c)	5,355,950	20,976,399
		9,751,688,914
Thailand — 2.3%
Advanced Info Service PCL, NVDR	10,074,800	54,150,228
Airports of Thailand PCL, NVDR(a)	37,703,100	80,521,617
Amata Corp. PCL, NVDR	13,347,130	7,380,248
AP Thailand PCL, NVDR.	24,004,390	6,909,955
Asset World Corp. PCL, NVDR.	62,643,500	11,282,561
B Grimm Power PCL, NVDR(c)	8,879,700	9,520,202
Bangchak Corp. PCL, NVDR.	13,513,300	12,314,645
Bangkok Airways PCL, NVDR(a)	15,731,200	6,013,726
Bangkok Chain Hospital PCL, NVDR(c)	18,738,950	10,842,007
Bangkok Commercial Asset Management PCL, NVDR(c)	16,254,500	6,951,277
Bangkok Dusit Medical Services PCL, NVDR	87,825,000	75,658,382
Bangkok Expressway & Metro PCL, NVDR(c)	65,636,285	17,462,976
Bangkok Land PCL, NVDR	172,938,000	5,173,051
Banpu PCL, NVDR	49,652,600	18,564,791
BCPG PCL, NVDR(c)	15,809,525	4,643,354
Berli Jucker PCL, NVDR	10,530,500	10,292,620
BTS Group Holdings PCL, NVDR(c)	72,333,400	17,304,563
Bumrungrad Hospital PCL, NVDR(c)	5,200,500	33,638,994
Carabao Group PCL, NVDR(c)	3,271,700	8,901,812
Central Pattana PCL, NVDR	18,136,200	37,519,057
Central Plaza Hotel PCL, NVDR(a)	4,000,000	5,614,632
Central Retail Corp. PCL, NVDR	17,082,717	20,998,869
CH Karnchang PCL, NVDR(c)	14,374,100	10,092,678
Charoen Pokphand Foods PCL, NVDR	31,586,000	21,430,729
Chularat Hospital PCL, NVDR(c)	79,048,100	8,304,110
CK Power PCL, NVDR(c)	27,963,300	3,882,838
Com7 PCL, NVDR.	9,711,100	8,840,433
CP ALL PCL, NVDR	51,528,100	95,401,147
Delta Electronics Thailand PCL, NVDR(c)	2,744,500	52,803,995
Dynasty Ceramic PCL, NVDR(c)	74,077,320	5,766,978
Eastern Polymer Group PCL, NVDR(c)	15,702,700	4,561,675
Electricity Generating PCL, NVDR(c)	2,017,600	9,851,197
Energy Absolute PCL, NVDR	14,873,900	40,961,075
Esso Thailand PCL, NVDR	11,698,300	4,036,228
GFPT PCL, NVDR(c).	9,987,900	3,868,839
Global Power Synergy PCL, NVDR	6,161,300	12,245,031
Gulf Energy Development PCL, NVDR	27,125,444	41,026,979
Gunkul Engineering PCL, NVDR(c)	49,604,341	7,569,227
Hana Microelectronics PCL, NVDR(c)	5,522,400	8,197,327
Home Product Center PCL, NVDR	55,263,675	23,185,670
Indorama Ventures PCL, NVDR	16,067,100	19,479,312
Intouch Holdings PCL, NVDR	10,599,525	22,288,486
IRPC PCL, NVDR(c)	98,015,900	8,609,729
Jasmine International PCL, NVDR(a)(c)	69,454,200	4,649,351

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Jay Mart PCL, NVDR	4,000,000	$4,962,427
JMT Network Services PCL, NVDR	6,107,300	11,688,235
Kasikornbank PCL, NVDR(c)	5,223,000	21,521,915
KCE Electronics PCL, NVDR(c)	6,848,000	9,482,054
Khon Kaen Sugar Industry PCL, NVDR(c)	26,009,886	2,796,261
Kiatnakin Phatra Bank PCL, NVDR(c)	4,913,700	10,022,899
Krung Thai Bank PCL, NVDR	30,070,300	15,090,353
Krungthai Card PCL, NVDR(c)	7,779,900	13,045,399
Land & Houses PCL, NVDR	65,210,200	17,807,009
Major Cineplex Group PCL, NVDR(c)	10,441,800	5,835,183
MBK PCL, NVDR(c).	11,305,200	5,966,114
Mega Lifesciences PCL, NVDR	5,109,700	6,811,928
Minor International PCL, NVDR(a)(c)	29,651,860	26,103,028
Muangthai Capital PCL, NVDR(c)	7,169,700	7,605,429
Ngern Tid Lor PCL, NVDR(c)	10,012,938	7,864,127
Origin Property PCL, NVDR	16,647,200	4,991,035
Osotspa PCL, NVDR(c)	11,474,900	9,237,263
Plan B Media PCL, NVDR(a)(c)	29,838,888	6,894,910
Precious Shipping PCL, NVDR(c)	8,477,000	3,549,989
Prima Marine PCL, NVDR(c)	19,025,800	3,980,887
PTG Energy PCL, NVDR(c)	12,026,500	5,082,274
PTT Exploration & Production PCL, NVDR	11,834,801	63,103,321
PTT Global Chemical PCL, NVDR.	19,361,400	26,523,197
PTT Oil & Retail Business PCL, NVDR(c)	27,245,500	18,900,627
PTT Public Company Ltd., NVDR	86,470,200	81,823,390
Quality Houses PCL, NVDR(c)	110,571,517	6,984,809
Ratch Group PCL, NVDR	7,267,600	8,478,008
Ratchthani Leasing PCL, NVDR(c)	33,415,825	3,944,689
Regional Container Lines PCL, NVDR(c)	4,144,300	3,553,701
RS PCL, NVDR(c)	6,689,300	3,274,773
SCB X PCL, NVS.	7,261,000	21,801,000
SCG Packaging PCL, NVDR	11,610,000	18,297,157
Siam Cement PCL (The), NVDR	6,747,900	64,522,705
Siamgas & Petrochemicals PCL, NVDR(c)	12,291,700	3,500,892
Singha Estate PCL, NVDR(a)(c)	57,277,400	3,008,507
Sino-Thai Engineering & Construction PCL, NVDR(c)	13,651,828	4,708,252
Sri Trang Agro-Industry PCL, NVDR(c)	8,822,760	4,772,113
Sri Trang Gloves Thailand PCL, NVDR(c)	9,509,500	2,705,528
Srisawad Corp. PCL, NVDR(c)	6,816,549	8,845,270
Supalai PCL, NVDR	15,032,500	9,824,612
Super Energy Corp. PCL, NVDR(c)	205,802,700	3,858,172
Thai Oil PCL, NVDR(c)	9,584,500	15,148,434
Thai Union Group PCL, NVDR	24,436,100	11,871,662
Thai Vegetable Oil PCL, NVDR	7,054,610	5,659,179
Thanachart Capital PCL, NVDR	4,591,200	5,526,830
Thonburi Healthcare Group PCL, NVDR	4,580,100	8,259,967
Thoresen Thai Agencies PCL, NVDR(c)	14,691,200	3,366,378
TPI Polene PCL, NVDR(c)	73,867,600	4,012,398
True Corp. PCL, NVDR(c)	107,245,111	13,853,559
TTW PCL, NVDR(c).	26,565,200	6,591,394
WHA Corp. PCL, NVDR	96,651,800	10,583,428
		1,526,355,272
Turkey — 0.7%
Akbank TAS(c).	27,193,019	25,255,454
Aksa Akrilik Kimya Sanayii AS(c)	1,396,857	6,450,457
Alarko Holding AS	1,155,422	5,213,595
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,247,979	7,782,647
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	5,623,627	14,716,053
BIM Birlesik Magazalar AS	3,910,024	28,353,273
Security	Shares	Value

Turkey (continued)
Coca-Cola Icecek AS	128,523	$1,276,404
Dogan Sirketler Grubu Holding AS(c)	15,964,298	7,228,033
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	39,109,228	14,405,707
Enerjisa Enerji AS(b)(c)	2,780,383	4,340,993
Eregli Demir ve Celik Fabrikalari TAS(c)	12,624,923	28,853,692
Ford Otomotiv Sanayi AS	618,286	14,761,093
Haci Omer Sabanci Holding AS(c)	8,955,869	20,369,652
Hektas Ticaret TAS(a)(c)	10,000,828	19,171,645
Is Gayrimenkul Yatirim Ortakligi AS(a)(c)	6,393,755	3,341,301
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(c)	8,488,669	6,748,079
KOC Holding AS	6,439,204	24,520,893
Kontrolmatik Enerji Ve Muhendislik AS, NVS	8,605	75,579
Koza Altin Isletmeleri AS(c)	468,519	9,347,746
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,666,680	6,527,892
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	792,896	4,861,876
Migros Ticaret AS(a)(c)	1,180,520	8,500,149
MLP Saglik Hizmetleri AS(a)(b)	864,455	3,719,992
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	3,669,359	2,201,064
Pegasus Hava Tasimaciligi AS(a)(c)	475,581	10,120,973
Petkim Petrokimya Holding AS(a)(c)	10,894,099	10,562,259
Sasa Polyester Sanayi AS(a)	3,202,813	22,288,059
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS	282,924	1,639,435
Sok Marketler Ticaret AS(a)(c)	2,833,173	3,769,862
TAV Havalimanlari Holding AS(a)	2,290,339	10,837,837
Tekfen Holding AS.	2,293,020	5,498,277
Turk Hava Yollari AO(a)(c).	5,153,800	33,335,568
Turkcell Iletisim Hizmetleri AS(c)	9,772,175	17,845,206
Turkiye Is Bankasi AS, Class C(c)	31,279,511	17,603,556
Turkiye Petrol Rafinerileri AS(a)(c)	1,118,331	28,895,518
Turkiye Sinai Kalkinma Bankasi AS(a)(c)	15,098,280	3,224,120
Turkiye Sise ve Cam Fabrikalari AS(c)	12,631,268	26,640,961
Ulker Biskuvi Sanayi AS(a)	2,020,254	3,936,016
Yapi ve Kredi Bankasi AS	23,982,075	15,505,097
		479,726,013
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	25,131,375	67,057,728
Abu Dhabi Islamic Bank PJSC	12,043,098	31,553,602
Abu Dhabi National Oil Co. for Distribution PJSC	24,489,688	30,391,729
Agthia Group PJSC	2,460,238	2,846,645
Air Arabia PJSC	23,464,825	13,284,172
Al Yah Satellite Communications Co.	9,694,917	6,906,159
Aldar Properties PJSC	33,812,720	43,887,863
Amanat Holdings PJSC	22,840,070	5,237,857
Aramex PJSC	5,069,914	5,005,255
Dana Gas PJSC.	38,044,430	9,374,688
Dubai Financial Market PJSC	9,118,977	4,046,700
Dubai Investments PJSC	21,574,938	13,218,105
Dubai Islamic Bank PJSC	22,033,464	34,183,536
Emaar Properties PJSC	34,349,444	57,109,684
Emirates NBD Bank PJSC	17,040,517	61,540,270
Emirates Telecommunications Group Co. PJSC.	30,446,143	214,085,663
First Abu Dhabi Bank PJSC	38,951,268	186,800,805
Multiply Group(a)	26,173,210	34,630,639
Q Holding PJSC(a)	16,909,738	20,716,512
		841,877,612
Total Common Stocks — 96.6%
(Cost: $59,982,426,887)		63,216,098,215

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 1.3%
Alpargatas SA, Preference Shares, NVS	2,063,297	$6,659,837
Azul SA, Preference Shares, NVS	2,504,645	5,926,954
Banco ABC Brasil SA, Preference Shares, NVS	1,360,070	5,144,801
Banco Bradesco SA, Preference Shares, NVS	46,180,582	138,648,090
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	2,253,093	4,328,738
Banco Pan SA, Preference Shares, NVS	3,173,549	4,390,932
Bradespar SA, Preference Shares, NVS	2,227,378	12,146,954
Braskem SA, Class A, Preference Shares, NVS.	1,673,134	9,072,811
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,233,516	21,124,219
Cia. de Saneamento do Parana, Preference Shares, NVS	2,118,619	1,551,399
Cia. Energetica de Minas Gerais, Preference Shares, NVS	11,729,954	25,949,275
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	332,572	3,624,143
Cia. Paranaense de Energia, Preference Shares, NVS	9,055,796	14,100,192
Gerdau SA, Preference Shares, NVS	10,084,570	61,350,627
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	2,414,391	3,866,301
Itau Unibanco Holding SA, Preference Shares, NVS	41,746,016	209,158,452
Itausa SA, Preference Shares, NVS	44,882,301	76,802,458
Marcopolo SA, Preference Shares, NVS	6,221,241	2,949,166
Metalurgica Gerdau SA, Preference Shares, NVS	7,026,168	18,535,701
Petroleo Brasileiro SA, Preference Shares, NVS	40,608,058	208,621,663
Randon SA Implementos e Participacoes, Preference Shares, NVS	2,358,721	4,240,775
Unipar Carbocloro SA, Class B, Preference Shares, NVS	516,856	9,679,067
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	4,562,637	6,875,586
		854,748,141
Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,534,376	8,714,862
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,253,867	125,042,046
		133,756,908
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	4,189,798	27,761,317

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	58,972,077	9,664

South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	192,539	12,357,763
Series 2, Preference Shares, NVS	300,043	18,912,350
LG Chem Ltd., Preference Shares, NVS	69,090	17,794,292
LG H&H Co. Ltd., Preference Shares, NVS	3,786	809,727
Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,131,338	$306,659,322
		356,533,454
Total Preferred Stocks — 2.1%
(Cost: $1,317,200,846)		1,372,809,484

Rights

South Korea — 0.0%
Genexine Inc., (Expires 01/10/23, Strike Price KRW 15,500.00)(c)	41,428	166,485
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(a)	75,378	420,084
		586,569
Switzerland — 0.0%
Kangmei Pharmaceutical Co. Ltd.	576,845	1

Total Rights — 0.0%
(Cost: $—)		586,570

Total Long-Term Investments — 98.7%
(Cost: $61,299,627,733)		64,589,494,269

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(g)(h)(i)	2,702,439,064	2,702,709,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)	197,230,000	197,230,000

Total Short-Term Securities — 4.5%
(Cost: $2,899,184,332)		2,899,939,308

Total Investments — 103.2%
(Cost: $64,198,812,065)		67,489,433,577

Liabilities in Excess of Other Assets — (3.2)%		(2,066,796,954)

Net Assets — 100.0%.		$65,422,636,623

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,569,435, representing less than 0.05% of its net assets as of period end, and an original cost of $35,983,750.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,638,128,613	$65,033,190	(a)	$—		$(5,464)	$(447,031)	$2,702,709,308	2,702,439,064	$18,290,665	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	589,510,000	—		(392,280,000	)(a)	—	—	197,230,000	197,230,000	2,083,290		—
						$(5,464)	$(447,031)	$2,899,939,308		$20,373,955		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	14,981	12/16/22	$735,942	$37,037,450

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,726,211,669	$55,471,125,652	$18,760,894	$63,216,098,215
Preferred Stocks	891,224,320	481,575,500	9,664	1,372,809,484
Rights	—	586,570	—	586,570
Money Market Funds.	2,899,939,308	—	—	2,899,939,308
	$11,517,375,297	$55,953,287,722	$18,770,558	$67,489,433,577
Derivative financial instruments(a)
Assets
Futures Contracts	$37,037,450	$—	$—	$37,037,450

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust